As filed with the Securities and Exchange Commission on August 13, 2001

                                                       Registration Nos. 33-5033
                                                                        811-4642
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       PRE-EFFECTIVE AMENDMENT NO.                                           [ ]
       POST-EFFECTIVE AMENDMENT NO. 38                                       [X]
                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       AMENDMENT NO. 41                                                      [X]


                        (CHECK APPROPRIATE BOX OR BOXES)
                               ------------------
                          THE PHOENIX EDGE SERIES FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                               ------------------
               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                        C/O VARIABLE PRODUCTS OPERATIONS
                         PHOENIX LIFE INSURANCE COMPANY
                                  800/541-0171
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                    COPY TO:

                             RICHARD J. WIRTH, ESQ.
                       C/O PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                             HARTFORD, CT 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):
      [ ] immediately upon filing pursuant to paragraph (b)
      [ ] on ( ) pursuant to paragraph (b), or
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on ( ) pursuant to paragraph (a)(1)
      [X] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on ( ) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                       VARIABLE PRODUCTS FUND PROSPECTUS








The Phoenix
     Edge Book 1 of 2
      Series Fund

      OCTOBER __, 2001









      These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has it determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.





      [LOGO OMITTED] PHOENIX WEALTH MANAGEMENT(TM)

                                                                THE PHOENIX EDGE
                                                                     SERIES FUND

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:

[envelope]  PHOENIX VARIABLE PRODUCTS
            MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027

[telephone] Tel. 800/541-0171




PROSPECTUS                                                      OCTOBER __, 2001

    This prospectus describes five series offered by The Phoenix Edge Series Fund (the "Fund"). The Fund is an open-end management investment company which is intended to meet a wide range of investment objectives with its many separate series. The series offered by this prospectus are part of the Fund, which offers thirty different series. The twenty-five series not discussed in this prospectus are offered by a separate prospectus, which is available upon request. Generally, each series operates as if it were a separate fund.

    The shares of the Fund are not directly offered to the public. Shares of the Fund are currently offered to certain separate accounts to fund variable accumulation annuity contracts or variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), or Phoenix Life and Annuity Company ("PLAC") (collectively, "contracts" and individually, "contract"). You can invest in the Fund only by buying a contract and directing the allocation of your payment(s) to the subaccount(s) corresponding to the series in which you wish to invest. The subaccounts, in turn, invest in shares of the Fund. Not all series may be offered through a particular contract.

    This prospectus describes the five series and provides important information you should know before investing in the Fund. You should read this prospectus carefully and keep it for future reference.


MANAGED BY PHOENIX VARIABLE ADVISORS, INC.

   [diamond]  Phoenix-AIM Mid Cap Equity Series
   [diamond]  Phoenix-Alliance/Bernstein Growth + Value Series
   [diamond]  Phoenix-MFS Investors Growth Stock Series
   [diamond]  Phoenix-MFS Investors Trust Series
   [diamond]  Phoenix-MFS Value Series












    We are offering this product only where we may lawfully do so. You should rely only on the information contained in this document or in one that we have referred you to. We have not authorized anyone to provide you with information that is different.

    An investment in a series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC"), nor has the SEC determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                                 The Phoenix Edge Series Fund  1

                                TABLE OF CONTENTS

Heading                                                    Page
----------------------------------------------------------------
GUIDE TO THE PROSPECTUS...................................    3
THE SERIES:
 Phoenix-AIM Mid Cap Equity Series........................    4
 Phoenix-Alliance/Bernstein Growth + Value Series ........    6
 Phoenix-MFS Investors Growth Stock Series................    8
 Phoenix-MFS Investors Trust Series.......................   10
 Phoenix-MFS Value Series ................................   12
MORE ABOUT INVESTMENT STRATEGIES..........................   14
MORE ABOUT PRINCIPAL RISKS................................   15
MANAGEMENT OF THE FUND....................................   17
 Phoenix Variable Advisors................................   17
 The Subadvisors..........................................   18
 Fees and Expenses Paid by the Fund.......................   18
 More About the Fund......................................   19
 Organization of the Fund.................................   19
 Shares of Beneficial Interest............................   19
 Taxes, Dividends and Distributions.......................   19
 Net Asset Value..........................................   19






2  The Phoenix Edge Series Fund

GUIDE TO THE PROSPECTUS
--------------------------------------------------------------------------------

    This prospectus discusses five new series of the Fund. Each series has its own investment objectives, strategies, restrictions and risks, and operates in many ways like a separate mutual fund. Phoenix Variable Advisors, Inc. is the investment advisor to all of these series, and has retained a subadvisor for each series to provide day-to-day portfolio management.

    We are providing this Guide to the prospectus to help you understand the information provided for each series and the Fund as a whole. Please read it carefully before you read the rest of the prospectus.

THE SERIES
    In the first section of the prospectus following this Guide, you will find a description of each series. This description includes the series' investment objectives, the principal investment strategies the series uses to seek to achieve its objectives, and the principal risks involved in these strategies. Of course, there is no guarantee that the series will achieve its objective.

    Some of these descriptions apply specific percentage limitations to certain investments or strategies. These percentage limitations are applied at the time of purchase.

    This section also tells you the fees and estimated expenses of each series, the series' investment advisor and subadvisor, and the individuals who will be managing each series. Since the series are new, there is not yet any performance or financial information about them.

MORE ABOUT INVESTMENT STRATEGIES
    In the next section, you will find more information about investment strategies and practices that some or all of the series use, arranged in alphabetical order.

    Further descriptions of these investment strategies and practices can be found in the Statement of Additional Information for the series described in this prospectus. This section is an important supplement to the individual series descriptions and you should read it carefully.

MORE ABOUT PRINCIPAL RISKS
    As described above, the description of each series lists the principal risks applicable to that series. In the section entitled "More About Principal Risks," you will find a description of each principal risk, arranged in alphabetical order. This section is an important supplement to the individual series descriptions and you should read it carefully.

    In addition, you should be aware of the following risks that apply to all series.

    THE VALUE OF YOUR SHARES WILL FLUCTUATE
    The value of your shares of a series is based on the market value of the series' portfolio holdings. These values change, and can decrease as well as increase. Common stocks and other equity securities are particularly subject to the risks of changing economic, stock market, industry and company conditions and the subadvisor's ability to anticipate changes that can adversely affect the value of a series' investments. Debt security values change when interest rates change. Generally when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up. Changes in the market's perception of the issuer's creditworthiness, in economic, political, or market conditions, in relative values of currencies, and in the average maturity of a series' investments -- as well as the subadvisor's ability to anticipate such changes -- can also affect the value of a series' shares.

     YOU COULD LOSE MONEY
     You should understand that loss of money is a risk of investing in any of the series.

MANAGEMENT OF THE FUND
    This section provides information about the series' advisor and subadvisor, including the fees paid by the Fund for advisory services.

MORE ABOUT THE FUND
    The next section of the prospectus gives you additional information about the Fund, its organization, taxes, dividends, distributions, and net asset value.

                                                 The Phoenix Edge Series Fund  3

PHOENIX- AIM MID CAP EQUITY SERIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
    Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
[diamond]  The series invests, under normal market conditions, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations within the range of market capitalizations of companies included in the Russell Midcap(TM) Index.

[diamond]  The series may invest up to 35% of its total assets in equity securities of other U.S. issuers or in investment-grade debt securities of U.S. issuers.

[diamond]  The series may also invest up to 25% of its total assets in foreign securities.

[diamond]  In selecting investments, the subadvisor seeks to identify those companies that are, in its view, undervalued relative to current or projected earnings, or to the current market value of assets owned by the company. The primary emphasis of the subadvisor's search for undervalued equity securities is in four categories:

           o out-of-favor cyclical growth companies;

           o established growth companies that are undervalued compared to historical relative valuation parameters;

           o companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and

           o companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

    The subadvisor considers whether to sell a particular security when any of these factors materially changes.

PRINCIPAL RISKS
    The series' investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes which may adversely affect the series and lead to loss of principal.

    The principal risks of investing in the series, which could adversely affect its net asset value, yield, and total return are:

[diamond]  Equity Securities Investment Risk

[diamond]  Smaller Market Capitalization Risk

[diamond]  Foreign Investment Risk

[diamond]  Initial Public Offering Investment Risk

    Please see "More About Principal Risks" for a description of each of these risks.

CALENDAR YEAR ANNUAL TOTAL RETURN
    Since the series commenced operations on _______, 2001, there are no performance figures reflecting the series' performance.

SERIES' EXPENSES
    This table describes the fees and expenses that you may pay if you buy and hold shares of the series. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the series is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus for more information.

ANNUAL SERIES' OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM THE SERIES' ASSETS)

Management Fees                                             %
                                                        ----

Distribution [and/or Service] (12b-1) Fees              None

Other Expenses                                              %
                                                        -----

TOTAL ANNUAL SERIES' OPERATING EXPENSES                     %
                                                        =====

EXAMPLE
    This example is intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (not including contract fees or sales charges) would be:

---------------------------------------------------------------
                                            1 YEAR   3 YEARS
---------------------------------------------------------------
  Phoenix-AIM Mid Cap Equity Series         $____     $____
---------------------------------------------------------------

MANAGEMENT OF THE SERIES

THE ADVISOR AND SUBADVISOR
    Phoenix Variable Advisors, Inc. ("PVA") is the investment advisor to the series. A I M Capital Management, Inc. ("AIM") is the subadvisor to the series and is responsible for its day-to-day portfolio management. You will find more information about PVA and AIM in the "Management of the Fund" section of this prospectus.

PORTFOLIO MANAGEMENT
    The subadvisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the series' portfolio are Paul J. Rasplika, Robert A. Shelton, and Ronald S. Sloan.

4  Phoenix-AIM Mid Cap Equity Series

[diamond]  PAUL J. RASPLIKA is a Senior Portfolio Manager with AIM. He has been responsible for the AIM Mid Cap Equity Fund, a retail fund with similar objectives and strategies, since 1998 and has been associated with AIM and/or its affiliates since 1994.

[diamond]  ROBERT A. SHELTON is a Senior Portfolio Manager with AIM. He has been responsible for the AIM Mid Cap Equity Fund since 1998 and has been associated with AIM and/or its affiliates since 1995.


[diamond]  RONALD S. SLOAN is a Senior Portfolio Manager with AIM. He has been responsible for the AIM Mid Cap Equity Fund since 1998 and has been associated with AIM and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research and Management, Inc.

FINANCIAL HIGHLIGHTS
    There are no financial highlights for the series because the series commenced operations on ___________, 2001.




                                             Phoenix-AIM Mid Cap Equity Series 5

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
    Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES
[diamond]  The series will invest primarily in common stocks of large capitalization U.S. companies included in the Russell 1000 Index (the "Russell 1000"). The Russell 1000 is a market capitalization-weighted index that measures the performance of the 1,000 largest U.S. companies. As of June 30, 2001, the average market capitalization of the companies in the Russell 1000 index was approximately $13 billion.

[diamond]  Normally, about 60-85 companies will be represented in the series, with 25-35 companies primarily from the Russell 1000 Growth Index (the "Growth Index") constituting approximately 50% of the series net assets, and 35-50 companies primarily from the Russell 1000 Value Index (the "Value Index") constituting the remainder of the series net assets. Daily cash flows will be divided between the two portfolio segments for purposes of maintaining the targeted 50%/50% allocation between growth and value stocks. While it is not expected that the allocation of assets between the series' growth and value assets will deviate more than 10% from the target allocation, it is possible that this deviation may be higher due to factors such as market fluctuation, economic conditions, corporate transactions and declaration of dividends. In the event the allocation of the series' assets between growth and value stocks differs by more than 10% from the target 50%/50% allocation, the subadvisor will rebalance each portfolio segment's assets in order to maintain the target allocation. As a result, assets may be allocated from the portfolio segment that has appreciated more or depreciated less to the other. Rebalancing will entail transaction costs which over time may be significant.

[diamond]  The Growth Index measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Value Index measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. This combination of growth stocks and value stocks is intended to enhance performance of the series over time, and reduce the series' overall risk in comparison to funds which invest exclusively in growth or value stocks. During particular periods, the series may outperform or underperform funds which invest exclusively in growth or in value stocks.

[diamond]  The subadvisor's investment strategy for the portion of the series assets invested in growth stocks emphasizes stock selection. The subadvisor relies heavily upon the fundamental analysis and rigorous research of its internal research staff. The subadvisor selects investments based on strong management, superior industry positions, excellent balance sheets and superior earnings growth; where all of these strengths have not been reflected in the company's stock price. In managing the series, the subadvisor seeks to take advantage of market volatility. During market declines, the subadvisor will add to positions, causing the series to become somewhat more aggressive. Conversely, in rising markets, the subadvisor will trim or eliminate positions and as a result the series will become more conservative.

[diamond]  The subadvisor's method of selecting the investments for the portion of the series' assets invested in value stocks is to measure each stock's long-term expected return by comparing the price of the security to the company's long-term cash flows. The subadvisor will only purchase those stocks that it has above-average confidence in the reliability of its analysts' forecasts. The subadvisor may delay its purchase of securities if recent weakness in the stock or negative earnings revisions by analysts indicate that the stock price is likely to decline in the near future, and it may delay its sale of securities if recent strength in the stock or upward earnings revisions indicate the stock is likely to rise soon. The subadvisor will control risk within the value portion of the series by reviewing whether there is undue portfolio exposure to industry sector and other risk factors. The subadvisor will take more risk when unusually large value distortions within the value realm create unusually large opportunities to add returns, and it will take less risk when the opportunities are limited.

[diamond]  In addition to investing in equity securities, the series also may:

           o invest up to 20% of the growth portion of its net assets in convertible securities;

           o invest up to 5% of the growth portion of its net assets in rights or warrants;

           o invest up to 15% of its total assets in foreign securities
             (For these purposes, a foreign security is a security issued by a non-U.S. company, which is defined as a company that: (i) is organized outside the United States; (ii) has its principal place of business outside the United States; and (iii) issues securities traded principally in a foreign country. Companies that do not fall within the definition of a non-U.S. company would be considered a U.S. company and therefore not subject to the above limitation on foreign securities. American Depository Receipts are not considered foreign securities for purposes of the 15% limitation set forth above and may be purchased by the series.); and

           o purchase and sell exchange-traded index options and stock index futures contracts, write covered exchange-traded call options on its securities up to 15% of the growth portion of its total assets, and purchase exchange-traded call and put options on


6  Phoenix-Alliance/Bernstein Growth + Value Series
             common stocks up to, for all options, 10% of the growth portion of its total assets.

PRINCIPAL RISKS
    The series' investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes which may adversely affect the series and lead to loss of principal.

    The principal risks of investing in the series, which could adversely affect its net asset value, yield, and total return are:

[diamond]  Equity Securities Investment Risk

[diamond]  Growth Stock Investment Risk

[diamond]  Value Investing Risk

[diamond]  Reduced Diversification Risk

[diamond]  Foreign Investment Risk

[diamond]  Portfolio Turnover Risk

[diamond]  Derivative Investment Risk

[diamond]  Convertible Securities Investment Risk

    Please see "More About Principal Risks" for a description of each of these risks.

CALENDAR YEAR ANNUAL TOTAL RETURN
    Since the series commenced operations on _______, 2001, there are no performance figures reflecting the series' performance.

SERIES' EXPENSES
    This table describes the fees and expenses that you may pay if you buy and hold shares of the series. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the series is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus for more information.

ANNUAL SERIES' OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM THE SERIES' ASSETS)

Management Fees                                           %
                                                      ----

Distribution [and/or Service] (12b-1) Fees            None

Other Expenses                                            %
                                                      -----

TOTAL ANNUAL SERIES' OPERATING EXPENSES                   %
                                                      =====

EXAMPLE
    This example is intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (not including contract fees or sales charges) would be:

-----------------------------------------------------------------
                                          1 YEAR      3 YEARS
-----------------------------------------------------------------
  Phoenix-Alliance/Bernstein               $____      $____
  Growth + Value Series
-----------------------------------------------------------------

MANAGEMENT OF THE SERIES

THE ADVISOR AND SUBADVISOR
    Phoenix Variable Advisors, Inc. ("PVA") is the investment advisor to the series. Alliance Capital Management L.P. ("Alliance") is the subadvisor to the series and is responsible for its day-to-day portfolio management. You will find more information about PVA and Alliance in the "Management of the Fund" section of this prospectus.

PORTFOLIO MANAGEMENT
    Day-to-day investment decisions for the growth portion of the series will be made by Alfred Harrison and Stephanie Simon.

    ALFRED HARRISON is Vice Chairman of Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, and has been associated with Alliance since 1978.

    STEPHANIE SIMON is Vice President and Large Cap Portfolio Manager and joined ACMC in 1998 after serving as Chief Investment Officer for Sargent Management Company from 1996 to 1998.

    Day-to-day investment management decisions for the value portion of the series will be made by Lewis A. Sanders and Marilyn Goldstein Fedak.

    LEWIS A. SANDERS has served as Vice Chairman, Chief Investment Officer and a Director of ACMC since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. from 1993 to 2000.

    MARILYN GOLDSTEIN FEDAK has served as Executive Vice President and Chief Investment Officer - U.S. Value Equities of ACMC since October 2000 and, prior to that, served as Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co, Inc. from 1993 to 2000.

FINANCIAL HIGHLIGHTS
    There are no financial highlights for the series because the series commenced operations on ___________, 2001.

                                    Phoenix-MFS Investors Growth Stock Series  7

PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

    Long-term growth of capital and future income rather than current income.

PRINCIPAL INVESTMENT STRATEGIES
[diamond]  The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which the subadvisor believes offer better than average prospects for long-term growth.

[diamond]  The subadvisor uses a bottom-up, as opposed to a top-down, investment style in managing the series. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and the subadvisor's large group of equity research analysts.

[diamond]  In managing the series, the subadvisor seeks to purchase securities of companies which the subadvisor considers well-run and poised for growth. The subadvisor looks particularly for companies which demonstrate:

           o a strong franchise, strong cash flows and a recurring revenue stream;

           o a strong industry position, with potential for high profit margins and substantial barriers to new entry in the industry;

           o  a strong management with a clearly defined strategy; and

           o  new products or services.

[diamond]  The series may invest up to 35% of its assets in foreign securities through which it may have exposure to foreign currencies.

PRINCIPAL RISKS OF AN INVESTMENT
    The series' investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes which may adversely affect the series and lead to loss of principal.

    The principal risks of investing in the series, which could adversely affect its net asset value, yield, and total return are:

[diamond]  Equity Securities Investment Risk

[diamond]  Growth Stock Investment Risk

[diamond]  Foreign Investment Risk
           o  Foreign Currency Risk

[diamond]  Convertible Securities Investment Risk

[diamond]  Portfolio Turnover Risk

    Please see "More About Principal Risks" for a description of each of these risks.

CALENDAR YEAR ANNUAL TOTAL RETURN
    Since the series commenced operations on _______, 2001, there are no performance figures reflecting the series' performance.

SERIES' EXPENSES
    This table describes the fees and expenses that you may pay if you buy and hold shares of the series. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the series is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus for more information.

ANNUAL SERIES' OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM THE SERIES' ASSETS)

Management Fees                                           %
                                                      ----
Distribution [and/or Service] (12b-1) Fees            None

Other Expenses                                            %
                                                      -----

TOTAL ANNUAL SERIES' OPERATING EXPENSES                   %
                                                      =====

EXAMPLE
    This example is intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (not including contract fees or sales charges) would be:

-----------------------------------------------------------------
                                           1 YEAR      3 YEARS
-----------------------------------------------------------------
  Phoenix-MFS Investors                      $____       $____
  Growth Stock Series
-----------------------------------------------------------------

MANAGEMENT OF THE SERIES

THE ADVISOR AND SUBADVISOR
    Phoenix Variable Advisors, Inc. ("PVA") is the investment advisor to the series. MFS Investment Management ("MFS") is the subadvisor to the series and is responsible for its day-to-day portfolio management. You will find more information about PVA and MFS in the "Management of the Fund" section of this prospectus.


8 Phoenix-MFS Investors Growth Stock Series

PORTFOLIO MANAGEMENT

    STEPHEN PESEK is the portfolio manager of the series. Mr. Pesek, a Senior Vice President of MFS, has been employed in the investment management area of MFS since 1994.

FINANCIAL HIGHLIGHTS
    There are no financial highlights for the series because the series commenced operations on _____________, 2001.

                                    Phoenix-MFS Investors Growth Stock Series  9

PHOENIX-MFS INVESTORS TRUST SERIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
    Long-term growth of capital; secondarily to provide reasonable current income.

Principal Investment Strategies

[diamond]  The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets.

[diamond]  While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that the subadvisor believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

[diamond]  The series will also seek to generate gross income equal to approximately 90% of the dividend yield on the S&P 500 Index.

[diamond]  The subadvisor uses a bottom-up, as opposed to a top-down, investment style in managing the series. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and the subadvisor's large group of equity research analysts.

[diamond]  The series may invest up to 20% of its assets in foreign equity securities, through which it may have exposure to foreign currencies.


PRINCIPAL RISKS OF AN INVESTMENT
    The series' investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes which may adversely affect the series and lead to loss of principal.

    The principal risks of investing in the series, which could adversely affect its net asset value, yield, and total return are:

[diamond]  Equity Securities Investment Risk

[diamond]  Larger Market Capitalization Risk

[diamond]  Foreign Investment Risk
           o Foreign Currency Risk

[diamond]   Convertible Securities Investment Risk

    Please see "More About Principal Risks" for a description of each of these risks.

CALENDAR YEAR ANNUAL TOTAL RETURN
    Since the series commenced operations on _______, 2001, there are no performance figures reflecting the series' performance.

SERIES' EXPENSES
    This table describes the fees and expenses that you may pay if you buy and hold shares of the series. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the series is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus for more information.

ANNUAL SERIES' OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM THE SERIES' ASSETS)

 Management Fees                                      ____%

 Distribution [and/or Service] (12b-1) Fees           None

 Other Expenses                                           %
                                                      -----

 TOTAL ANNUAL SERIES' OPERATING EXPENSES                  %
                                                      =====

EXAMPLE
    This example is intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (not including contract fees or sales charges) would be:

-----------------------------------------------------------------
                                           1 YEAR     3 YEARS
-----------------------------------------------------------------
  Phoenix-MFS Investors Trust Series       $____       $____
-----------------------------------------------------------------

MANAGEMENT OF THE SERIES

THE ADVISOR AND SUBADVISOR
    Phoenix Variable Advisors, Inc. ("PVA") is the investment advisor to the series. MFS Investment Management ("MFS") is the subadvisor to the series and is responsible for its day-to-day portfolio management. You will find more information about PVA and MFS in the "Management of the Fund" section of this prospectus.


10  Phoenix-MFS Investors Trust Series

PORTFOLIO MANAGEMENT

    The series is managed by a committee comprised of various portfolio managers under the general supervision of John D. Laupheimer.

    JOHN D. LAUPHEIMER is a Senior Vice President of MFS and has been employed in the investment management area of MFS since 1981.

FINANCIAL HIGHLIGHTS
    There are no financial highlights for the series because the series commenced operations on ___________, 2001.




                                                    Phoenix-MFS Value Series  11

PHOENIX-MFS VALUE SERIES
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
    Capital appreciation and reasonable income.

PRINCIPAL INVESTMENT STRATEGIES
[diamond]  The series invests, under normal market conditions, at least 65% of its total assets in income producing equity securities of companies which the subadvisor believes are undervalued in the market relative to their long term potential. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities.

[diamond]  While the series may invest in companies of any size, the series generally focuses on undervalued companies with large market capitalizations. The equity securities of these companies may be undervalued because:

           o they are temporarily out of favor in the market due to a decline in the market, poor economic conditions, or developments that have affected or may affect the issuer of the securities or the issuer's industry; or
           o   the market has overlooked them.

[diamond]  Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios.

[diamond]  The series seeks to achieve a gross yield that exceeds that of the
           S&P 500 Index.

[diamond]  Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

[diamond]  The subadvisor uses a bottom-up, as opposed to a top-down, investment style in managing the series. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and the subadvisor's large group of equity research analysts.

[diamond]  The series may invest up to 35% of its assets in foreign securities through which it may have exposure to foreign currencies.

PRINCIPAL RISKS OF AN INVESTMENT
    The series' investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes which may adversely affect the series and lead to loss of principal.

    The principal risks of investing in the series, which could adversely affect its net asset value, yield, and total return are:

[diamond]  Equity Securities Investment Risk

[diamond]  Larger Market Capitalization Risk

[diamond]  Foreign Investment Risk
           o  Foreign Currency Risk

[diamond]  Interest Rate Risk (for income-producing equity securities)

[diamond]  Over-the-Counter Risk

[diamond]  Undervalued Securities Investment Risk

[diamond]  Convertible Securities Investment Risk

[diamond]  Portfolio Turnover Risk

    Please see "More About Principal Risks" for a description of each of these risks.

CALENDAR YEAR ANNUAL TOTAL RETURN
    Since the series commenced operations on _______, 2001, there are no performance figures reflecting the series' performance.

SERIES' EXPENSES
    This table describes the fees and expenses that you may pay if you buy and hold shares of the series. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the series is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus for more information.

ANNUAL SERIES' OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM THE SERIES' ASSETS)

Management Fees                                      ____%

Distribution [and/or Service] (12b-1) Fees           None

Other Expenses                                           %
                                                    -----

TOTAL ANNUAL SERIES' OPERATING EXPENSES                  %
                                                    =====
EXAMPLE
    This example is intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (not including contract fees or sales charges) would be:

--------------------------------------------------------------
                                         1 YEAR     3 YEARS
--------------------------------------------------------------
  Phoenix-MFS Value Series               $____       $____
--------------------------------------------------------------

MANAGEMENT OF THE SERIES

THE ADVISOR AND SUBADVISOR
    Phoenix Variable Advisors, Inc. ("PVA") is the investment advisor to the series. MFS Investment Management ("MFS") is the subadvisor to the series and is responsible for its day-to-day portfolio management. You will find more information about PVA and MFS in the "Management of the Fund" section of this prospectus.


12  Phoenix-MFS Value Series

PORTFOLIO MANAGEMENT
    LISA B. NURME, a Senior Vice President of MFS and portfolio manager for the series, has been employed in the investment management area of MFS since 1987.

FINANCIAL HIGHLIGHTS
    There are no financial highlights for the series because the series commenced operations on ___________, 2001.





                                                    Phoenix-MFS Value Series  13

MORE ABOUT INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
    Information about each series' investment strategies and practices appears at the beginning of the prospectus. The information below describes additional investment strategies and practices that some or all of the series use, arranged in alphabetical order.

    Further descriptions of these investment strategies and practices can be found in the Statement of Additional Information for the series described in this prospectus.

LENDING OF PORTFOLIO SECURITIES
    A series' portfolio securities may be lent to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Trustees. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a series' subadvisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

RISK MANAGEMENT TECHNIQUES
    Various techniques can be used to increase or decrease a series' exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indexes.

    These practices can be used in an attempt to adjust the risk and return characteristics of their portfolios of investments. When a series uses such techniques in an attempt to reduce risk it is known as "hedging." If a series' subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the series investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a series and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

TEMPORARY DEFENSIVE INVESTMENTS
    In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each series may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multi-national currency units), money market instruments, shares of affiliated money market funds, or high-quality debt instruments. As a result, the series may not achieve its investment objective.

WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS
    Debt securities are often issued on a when-issued basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment is made by the series and no interest accrues to the series. The market value of the when-issued securities on the settlement date may be more or less than the purchase price payable at settlement date. Similarly, a series may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedures for when-issued securities will be followed.


14 The Phoenix Edge Series Fund

MORE ABOUT PRINCIPAL RISKS
--------------------------------------------------------------------------------

    The principal risks applicable to each series are set forth in the individual series description at the beginning of the prospectus. The following is a description of each principal risk, listed in alphabetical order for easy reference. Please review the principal risks listed for each series at the beginning of the prospectus, and refer to the applicable descriptions below. Some of these risks apply to all of the series, as indicated. Other risks apply only to one or some of the series.

ASSET CLASS RISK (ALL SERIES)
    There is a possibility that the returns from the types of securities in which the series invest will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

CONVERTIBLE SECURITIES INVESTMENT RISK
    Some of the series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at a predetermined time(s), price(s) or price formula(s). A convertible security entitles the owner to receive interest paid or accrued on a debt security or dividends paid on preferred stock until the security matures or is converted to common stock. Convertible securities have several unique investment characteristics, such as: (i) yields higher than common stocks but lower than comparable nonconvertible securities; (ii) typically less fluctuation in value than the "underlying" common stock, that is, the common stock that the investor receives if he or she converts; and (iii) the potential for capital appreciation if the market price of the underlying common stock increases.

    Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the series.

DERIVATIVE INVESTMENT RISK
    Some of the series may use various instruments that derive their values from those of specific securities, indexes, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include, but are not limited to, futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purpose.

    These investments may not protect the series from losses, they may decrease overall return, and they could, in unusual circumstances, expose the series to losses that could be unlimited. A series' performance may be worse than if it did not make such investments.

    If the prices for derivatives and prices in the cash market do not correlate as expected or if expectations about interest rate, exchange rate or general market movements are incorrect, a series' returns may not be as high as they would be if it did not invest in these securities. There is also a risk that the market for reselling derivatives may be limited or nonexistent. A series could incur unlimited losses if it cannot liquidate its derivatives investments. Decisions about the nature and timing of derivative transactions may result in losses when other investors' decisions about the same derivatives result in gains. In addition, some derivatives are subject to the risk that the counterparty to such transaction may not perform as expected.

EQUITY SECURITIES INVESTMENT RISK (ALL SERIES)
    In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

FIXED INCOME SECURITIES INVESTMENT RISK
    Some of the series may invest in fixed income securities. The risks associated with investments in fixed income securities include interest rate risk and credit risk.

    INTEREST RATE RISK The value of fixed income securities will be directly affected by trends in interest rates. For example, in times of rising interest rates, the value of these type of securities tends to decrease. When interest rates fall, the value of these securities tends to rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

    CREDIT RISK If the issuer of a portfolio security is unable or unwilling to make timely interest or other income payments to the series, the series' income available for distribution to shareholders and the series' yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

FOREIGN INVESTMENT RISK (ALL SERIES)
    Foreign investments could be more difficult to sell than U.S. investments. They also may subject a series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government

                                                The Phoenix Edge Series Fund  15
restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

    Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar denominated securities traded in U.S. securities markets.

    EMERGING MARKET INVESTMENT RISK
    Some of the series may invest in companies located in emerging market countries and regions. Investment in less-developed countries whose markets are still emerging generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

    The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

    FOREIGN CURRENCY RISK
    Some of the series may invest assets in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the series' net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

GROWTH STOCK INVESTMENT RISK
    Some of the series invest in growth stocks. Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall.

INITIAL PUBLIC OFFERING INVESTMENT RISK
    Some of the series may invest in Initial Public Offerings ("IPOs"), which typically have less available public information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, a series may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs to the series, affecting series performance.

INTEREST RATE RISK (FOR INCOME PRODUCING EQUITY
SECURITIES)
    Income producing equity securities may react like fixed income securities to changes in interest rates. Thus, when interest rates rise, the prices of income producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

LARGER MARKET CAPITALIZATION RISK
    Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a series' value may not rise as much as the value of series that emphasize companies with smaller market capitalizations.

16  The Phoenix Edge Series Fund

MARKET RISK (ALL SERIES)
    The value of your shares is based on the market value of the series' investments. However, the value of the series' investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the series' investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

    The value of the series' investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for fund investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

OVER-THE-COUNTER RISK
    Over-the-counter ("OTC") transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in buying and selling these stocks at prevailing market prices.

PORTFOLIO TURNOVER RISK
    High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the series, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with portfolio turnover may adversely affect the series' performance.

REDUCED DIVERSIFICATION RISK
    The Phoenix-Alliance/Bernstein Growth + Value Series invests in securities of a limited number of companies, which makes it more sensitive to changes in the market value of a single issuer or industry in its portfolio. To the extent that the series is in fact not well diversified, it may be more vulnerable to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified. The net asset value of the series may fluctuate substantially. The series may not be appropriate for short-term investors.

SECURITIES SELECTION RISK (ALL SERIES)
    There is the possibility that the specific securities held by the series will underperform other funds in the same asset class or benchmark that is representative of the general performance of the asset class because of the subadvisor's choice of portfolio securities.

SMALLER MARKET CAPITALIZATION RISK
    Some of the series invest in companies with small and medium capitalizations, which make the series more volatile than funds that invest in companies with larger capitalizations. The smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and "track record" as larger companies. This could make future performance of smaller companies more difficult to predict. Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

VALUE INVESTING RISK
    The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC.
    Phoenix Variable Advisors, Inc. ("PVA" or "the advisor") is the investment advisor to all series described in this prospectus. PVA began operations as an investment advisor in 1999, the same year it began serving as an investment advisor to the Fund. PVA was established to actively monitor and manage subadvisor performance of the Fund. As of December 31, 2000, PVA had $270.9 million in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

    Pursuant to an Investment Advisory Agreement with these series and subject to the direction of the Fund's Board of Trustees, PVA is responsible for managing these series' investment programs in conformity with the stated policies of each series as described in this prospectus. PVA, with the approval of the Fund's Board of Trustees, selects and employs subadvisors to perform the day-to-day management of these series. PVA monitors the subadvisors' investment programs and results and coordinates the investment activities of the subadvisors.


                                                The Phoenix Edge Series Fund  17

THE SUBADVISORS
    PVA has retained the following subadvisors to perform the day-to-day management of their respective series. The subadvisors, subject to the supervision of PVA, are responsible for deciding which securities to purchase and sell for their respective series and for placing those series' transactions.

A I M CAPITAL MANAGEMENT, INC.
    A I M Capital Management, Inc. ("AIM") is the subadvisor to the Phoenix-AIM Mid-Cap Equity Series. AIM is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts with a total of approximately $171 billion in assets as of June 30, 2001. AIM's principal offices are located at 11
Greenway Plaza, Suite 100, Houston, Texas 77046.

ALLIANCE CAPITAL MANAGEMENT L.P.
    Alliance Capital Management L.P. ("Alliance") is the subadvisor to the Phoenix-Alliance/Bernstein Growth + Value Series. Alliance is a leading international investment advisor supervising client accounts with assets as of June 30, 2001 totaling approximately $465 billion. Alliance will manage the portion of the series' assets invested in value stocks through its Bernstein Investment Research and Management unit (the "Bernstein Unit"). The Bernstein Unit services the former investment research and management business of Sanford
C. Bernstein & Co., Inc., a registered investment advisor and broker/dealer acquired by Alliance in October 2000 that managed value-oriented investment portfolios since 1967. Alliance is located at 1345 Avenue of the Americas, New York, New York 10105.

MFS INVESTMENT MANAGEMENT
    Massachusetts Financial Services Company, Inc., doing business as MFS Investment Management ("MFS") is the subadvisor to the Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, and Phoenix-MFS Value Series. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. Net assets under the management of the MFS organization were approximately $141 billion as of December 31, 2000. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

FEES AND EXPENSES PAID BY THE FUND
    For the calendar year 2001, the Fund, on behalf of the following series, will pay PVA an aggregate fee for the investment advisory services performed at an annual percentage of the average daily net assets of the respective series as indicated in the table below.

--------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                    0.85%
--------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series     0.85%
--------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series            0.75%
--------------------------------------------------------------
Phoenix-MFS Investors Trust Series                   0.75%
--------------------------------------------------------------
Phoenix-MFS Value Series                             0.75%
--------------------------------------------------------------

    From these fees, the advisor, and not the Fund, pays the subadvisors for management services they provide to the respective series. (Please see the Statement of Additional Information for the breakdown of the subadvisory fees.)


18  The Phoenix Edge Series Fund

MORE ABOUT THE FUND
--------------------------------------------------------------------------------

ORGANIZATION OF THE FUND
    The Fund was organized as a Massachusetts business trust on February 18, 1986. The Fund's business and affairs are managed by its Board of Trustees.

SHARES OF BENEFICIAL INTEREST
    Shares (including fractional shares) of each series of the Fund have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to that series. All voting rights of the separate accounts as shareholders are passed through to the contract owners. Shareholders of all series currently vote on the election of Trustees and other matters. On matters affecting an individual series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required.

    Fund shares attributable to any Phoenix, PHL Variable or PLAC assets and Fund shares for which no timely instructions from contract owners are received will be voted by Phoenix, PHL Variable and PLAC in the same proportion as those shares in that series for which instructions are received.

    Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights.

    The assets received by the Fund for the issue or sale of shares of each series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series, and constitute the underlying assets of such series. The underlying assets of each series are required to be segregated on the books of account, and are to be charged with the expenses of the series and with a share of the general expenses of the Fund. Any general expenses of the Fund not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

    Unlike the stockholders of a corporation, there is a possibility that the separate accounts as shareholders of a Massachusetts business trust such as the Fund may be liable for debts or claims against the Fund. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, undertaking or obligation made or issued by the Fund shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of the separate accounts, as shareholders, incurring loss because of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Phoenix, PHL Variable and PLAC, as the sole shareholders, have a fiduciary duty to bear this risk and contract owners are fully and completely insulated from risk.

TAXES, DIVIDENDS AND DISTRIBUTIONS

    TAXES
    Each series intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). Series that qualify do not have to pay income tax as long as they distribute sufficient taxable income and net capital gains. Federal tax laws impose a four percent nondeductible excise tax on each regulated investment company with respect to an amount, if any, by which such company does not meet specified distribution requirements. Each series intends to comply with such distribution requirements and therefore does not expect to incur the four percent nondeductible excise tax. Each series also intends to comply with diversification regulations under Section 817(h) of the Code that apply to mutual funds underlying variable contracts.

    Since the sole shareholders of the Fund will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the contracts, please see the contract prospectuses.

    DIVIDENDS AND DISTRIBUTIONS
    Each series declares and distributes a dividend of net investment income, if any, annually. Shareholders of each series will begin to earn dividends on the first business day after the shareholder's purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following declaration of the dividend. Each series will distribute its net long-term capital gains, if any, after utilization of any capital loss carryforwards after the end of each fiscal year. The series may declare an additional distribution of investment income and capital gains in October, November or December (which would be paid before February 1 of the following year) to avoid the excise tax on income not distributed in accordance with the applicable timing requirements.

NET ASSET VALUE
    Shares in each of the series are offered to and are redeemed by the separate accounts at a price equal to their respective net asset value per share. No sales or redemption charge is applied to the purchase or redemption of the series' shares.

    The net asset value per share of each series is determined as of the close of regular trading of the New York Stock Exchange ("NYSE") on days when the NYSE is open for trading, usually at or about 4:00 p.m. Eastern time. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. The net asset value per share of a series is

                                                The Phoenix Edge Series Fund  19
determined by adding the values of all securities and other assets of the series, subtracting liabilities, and dividing by the total number of outstanding shares of the series.

    The series' investments are valued at market value or, where market quotations are not available, at fair value as determined in good faith by the Trustees or their delegates. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Foreign securities can be traded on weekends and other days when the Fund does not price shares. As a result, the net asset value of a series investing in foreign securities may change on days when shareholders will not be able to purchase or redeem their shares. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which the Trustees have determined approximates market. For further information about security valuations, see the Statement of Additional Information.



20  The Phoenix Edge Series Fund

Additional information about The Phoenix Edge Series Fund (the "Fund") and each of the series described in this prospectus is contained in the Fund's Statement of Additional Information ("SAI") dated ________ __, 2001, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

Additional information about the Fund's investments is available in the Fund's Annual and Semiannual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


The SAI and the Annual and Semiannual Reports are available, without charge, upon request. Inquiries and requests for the SAI and the Annual and Semiannual Reports should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.



Phoenix Life Insurance Company
www.phoenixwm.com

Investment Company Act File No. 811-4642


[LOGO OMITTED] PHOENIX WEALTH MANAGEMENT(TM)

GN0144 (C) Phoenix Life Insurance Company                 [RECYCLE LOGO] Printed on recycled paper.      5-01
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










                                     PART B



                          THE PHOENIX EDGE SERIES FUND

                        Phoenix-AIM Mid Cap Equity Series

                Phoenix-Alliance/Bernstein Growth + Value Series

                    Phoenix-MFS Investors Growth Stock Series

                       Phoenix-MFS Investors Trust Series

                            Phoenix-MFS Value Series

HOME OFFICE:                                          PHOENIX VARIABLE PRODUCTS
101 Munson Street                                     MAIL OPERATIONS ("VPMO"):
Greenfield, Massachusetts                                         P.O. Box 8027
                                                          Boston, MA 02266-8027


                       STATEMENT OF ADDITIONAL INFORMATION

                                October __, 2001

    This Statement of Additional Information ("SAI") is not a prospectus. Much of the information contained in this SAI expands upon subjects discussed in the current prospectus for the Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, and Phoenix-MFS Value Series of The Phoenix Edge Series Fund (the "Fund") dated October __, 2001
(hereinafter called the "prospectus"). Accordingly, the SAI should be read together with the prospectus, which may be obtained free of charge by calling Variable Products Operations ("VPO") at 800/541-0171 or by writing to VPMO at the address above. The contents of this SAI are incorporated by reference in the prospectus in their entirety.

                                TABLE OF CONTENTS

                                                                       PAGE

 The Fund .............................................................   1
 Permitted Investments and Risk Factors ...............................   1
 Investment Restrictions...............................................  21
 Management of the Fund ...............................................  22
 The Investment Advisor and Subadvisors ...............................  26
 Custodian ............................................................  27
 Foreign Custodian ....................................................  27
 Independent Accountants ..............................................  28
 Financial Agent.......................................................  28
 Code of Ethics........................................................  28
 Brokerage Allocation .................................................  28
 Determination of Net Asset Value .....................................  29
 Investing in the Fund ................................................  29
 Redemption of Shares .................................................  29
 Taxes ................................................................  30
 Appendix .............................................................  31

THE FUND
-------------------------------------------------------------------------------
    The Fund is an open-end, management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act") currently offering thirty series. It was formed on February 18, 1986 as a Massachusetts business trust and commenced operations on December 5, 1986. All five of the series described in this SAI are classified as diversified under the 1940 Act. Shares in each series of the Fund are available to the following insurance company separate accounts:

[diamond]  The Phoenix Life Variable Accumulation Account, a separate account of
           Phoenix Life Insurance Company ("Phoenix") created on June 21, 1982;

[diamond]  The Phoenix Life Variable Universal Life Account, a separate account of Phoenix created on June 17, 1985;

[diamond]  The PHL Variable Accumulation Account, a separate account of PHL
           Variable Insurance Company ("PHL Variable") formed on December 7,
           1994;

[diamond]  The PHL Variable Universal Life Account, a separate account of PHL
           Variable formed on September 10, 1998; and

[diamond]  The Phoenix Life and Annuity Variable Universal Life Account, a
           separate account of Phoenix Life and Annuity Company ("PLAC") formed in March 1996.

    The executive offices of the Accounts, Phoenix, PHL Variable and PLAC are located at One American Row, P.O. Box 5056, Hartford, Connecticut 06102-5056. The Accounts own the majority of the shares of the Fund.


PERMITTED INVESTMENTS AND RISK FACTORS
-------------------------------------------------------------------------------
    The investment objectives, principal investment strategies and principal risks are set forth in the prospectus. The following supplements that information.

    All of the series described in this SAI may invest in the following investments unless specifically noted otherwise. Additional information detailing investment policies that apply to one or more individual series is set forth below and is intended to supplement information in the prospectus. Any percentage limitations noted are based on market value at the time of investment.

    Unless otherwise stated in the prospectus, many investment techniques are discretionary. That means the subadvisors may elect to engage or not engage in the various techniques at their sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

BANKERS' ACCEPTANCES
    A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of 6 months or less and are traded in secondary markets prior to maturity.

BRADY BONDS
    Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

    The Phoenix-MFS Investors Trust Series and Phoenix-MFS Investors Growth Stock Series do not invest in Brady Bonds.

CERTIFICATES OF DEPOSIT

    Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

COMMERCIAL BANK OBLIGATIONS
    For the purposes of each series' investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S.. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the series to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a series typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any series. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

COMMERCIAL PAPER
    Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 9 months.

CORPORATE ASSET-BACKED SECURITIES
    Corporate asset-backed securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. These securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities weighted average life and may lower their return.

    Corporate asset-backed securities are backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The series will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

    The Phoenix-MFS Investors Trust Series does not invest in corporate asset-backed securities.

CORPORATE SECURITIES
    The series may invest in debt securities, such as convertible and non-convertible bonds, notes and debentures, issued by corporations, limited partnerships and other similar entities.

DEPOSITARY RECEIPTS
    Each series may hold foreign securities. Such investments may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a series' investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the underlying foreign equity securities.

    ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The series may invest in both sponsored and unsponsored ADRs.

DOLLAR DENOMINATED FOREIGN DEBT SECURITIES
    Investing in dollar-denominated foreign debt represents a greater degree of risk than investing in domestic securities, due to less publicly available information, less securities regulation, war or expropriation. Special considerations may include higher brokerage costs and thinner trading markets. Investments in foreign countries could be affected by other factors including extended settlement periods.

    The Phoenix-MFS Investors Trust Series and Phoenix-MFS Investors Growth Stock Series do not invest in dollar denominated foreign debt securities.

EMERGING MARKET SECURITIES
    "Emerging Markets" are those countries or regions with relatively low gross national product per capita compared to the world's major economies, and those countries or regions with the potential for rapid economic growth (emerging markets). Emerging markets in Asia will include countries: (i) having an "emerging stock market" as defined by the International Finance Corporation;
(ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the "World Bank"); (iii) listed in World Bank publications as developing; or (iv) determined by the advisor to be an emerging market as defined above. The series may invest in securities of: (i) companies where the principal securities trading market is an emerging market country; (ii) companies organized under the laws of, and with a principal office in, an emerging market country; or (iii) companies whose principal activities are located in emerging market countries.

    The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the series is uninvested and no return is earned thereon. The inability of the series to make intended security purchases due to settlement problems could cause the series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the series due to subsequent declines in value of the portfolio securities or, if the series has entered into a contract to sell the security, in possible liability to the purchaser. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

    Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The series could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the series of any restrictions on investments. Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the series.

EQUITY LINKED DERIVATIVES
    The series may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investments in other investment companies.

EQUITY SECURITIES
    Equity securities include common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized market. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a series invests will cause the net asset value of the series to fluctuate.

FINANCIAL FUTURES AND RELATED OPTIONS
    The series may enter into financial futures contracts for the purchase or sale of debt obligations which are traded on recognized exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission, and may purchase or sell options on financial futures contracts.

    Financial futures contracts consist of interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which 2 parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

    A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, 3-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the S&P 500 and other securities indices. A clearing corporation associated with a board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and guarantees that open futures contracts will be performed.

    A futures contract on a debt obligation is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of obligations having a standard face value and rate of return. By entering into a futures contract for the purchase of a debt obligation, a series will legally obligate itself to accept delivery of the underlying security and pay the agreed price. Futures contracts are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case such positions will be valued by or under the direction of the Board of Trustees of the Fund.

    Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or loss. While futures positions taken by a series usually would be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for it to do so.

    In contrast to the situation when series purchase or sell a security, no security is delivered or received by the series upon the purchase or sale of a financial futures contract. Initially, this series will be required to deposit in a segregated account with its custodian bank an amount of cash, U.S. Treasury bills or liquid high grade debt obligations. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

    The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. In the case of a call, this amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, or, in the case of a put, is less than the exercise price of the option on the futures contract. For more information regarding options, see below.

    Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

    A series may enter into financial futures contracts and related options as a hedge against anticipated changes in the market value of its portfolio securities or securities denominated in a foreign currency. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position's underlying securities in the cash market. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are 2 types of hedges -- long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, to a considerable extent, a decline in the market value of securities in a series' portfolio may be protected against by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which a series may wish to buy in the future by purchasing futures contracts.

    The purpose of hedging in debt obligations is to establish more certainty than otherwise would be possible in the effective rate of return on portfolio securities. A series might, for example, take a "short" position in the futures markets by entering into contracts for the future delivery of securities held by it in order to hedge against an anticipated rise in interest rates that would adversely affect the value of such securities. When hedging of this type is successful, any depreciation in the value of securities will be substantially offset by appreciation in the value of the futures position. On the other hand, a series might take a "long" position by entering into contracts for the future purchase of securities. This could be done when the series anticipates the future purchase of particular debt securities but expects the rate of return then available in the securities market to be less favorable than rates that are currently available in the futures markets.

    Each series will engage in transactions in financial futures contracts and related options primarily for hedging purposes. In addition, each series will not purchase or sell any financial futures contract or related option for non-bona fide hedging purposes if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of the purchase of a futures contract or a call option on a futures contract, any asset -- either including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the market value of the futures contract, minus the initial margin deposit with respect thereto -- will be deposited in a segregated account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the series may enter into financial futures contracts and related options also may be limited by requirements of the Internal Revenue Code of 1986 (the "Code") for qualification as a regulated investment company.

    A series will incur brokerage fees in connection with its financial futures transactions, and will be required to deposit and maintain funds with its custodian in its own name as margin to guarantee performance of its future obligations. These commissions may be higher than those which would apply to purchases and sales of securities directly.

    While financial futures would be traded to reduce certain risks, futures trading itself entails certain other risks. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the debt securities which are the subject of such contracts. In addition, the market price of futures contracts may be affected by certain factors, such as the closing out of futures contracts by investors through offsetting transactions, margin, deposit and maintenance requirements, and the participation of speculators in the futures market. Another risk is that there may not be a liquid secondary market on an exchange or board of trade for a given futures contract or at a given time, and in such event it may not be possible for the series to close a futures position. Finally, successful use of futures contracts by a series is subject, where applicable, to the advisor's or subadvisor's ability to correctly predict movements in the direction of interest rates and other factors affecting the market for debt securities. Thus, while a series may benefit from the use of such contracts, the operation of these risk factors may result in a poorer overall performance for the series than if it had not entered into any futures contract. The risk in purchasing an option on a financial futures contract is that the series will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the series while the purchase or sale of the contract would not have resulted in a loss.

    A series is required to maintain, at all times, an asset coverage of at least 300% for all of its borrowings, which include obligations under any financial futures contract on a debt obligation or reverse repurchase agreement. In addition, immediately after entering into a futures contract for the receipt or delivery of a security, the value of the securities called for by all of the series' futures contracts (both for receipts and delivery) will not exceed 10% of its total assets.

FOREIGN SECURITIES
    The foreign debt securities in which the series may invest are issued by foreign issuers in developed countries considered creditworthy by the advisor or subadvisor, as applicable, and in so-called emerging market countries. The series will invest in government obligations supported by the authority to levy taxes sufficient to ensure the payment of all principal and interest due on such obligations. Because foreign government obligations, like U.S. government obligations, are generally guaranteed for principal and interest by the government issuing the security, the principal risk of investing in foreign government obligations is that the foreign government will not or will be unable to meet its obligations. The series also may purchase securities of nongovernmental issuers considered creditworthy by the advisor or subadvisor, as applicable.

    For the series that may purchase foreign debt securities denominated in foreign currencies ("non-U.S. dollar securities"), the amount invested in such non-U.S. dollar securities may vary depending on the relative yield of such securities, the relative strength of the economies and the financial markets of such countries, the relative interest rates available in such countries and the relationship of such countries' currencies to the U.S. dollar. Investments in non-U.S. dollar securities and currency will be evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data.

    As a result of its investments in foreign securities, the series may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, the series may convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the advisor believes that the applicable rate is unfavorable at the time the currencies are received or the advisor anticipates, for any other reason, that the NYSE rate will improve, the series may hold such currencies for an indefinite period of time.

    In addition, the series may be required to receive delivery of the foreign currency underlying forward foreign currency contracts into which it has entered. This could occur, for example, if an option written by the Fund is exercised or the Fund is unable to close out a forward contract. The series may hold foreign currency in anticipation of purchasing foreign securities. The series also may elect to take delivery of the currencies underlying options or forward contracts if, in the judgment of the advisor, it is in the best interest of the series to do so. In such instances as well, the series may convert the foreign currencies to dollars at the then current exchange rate, or may hold such currencies for an indefinite period of time.

    Each of the Phoenix-MFS Investors Growth Stock Series and Phoenix-MFS Value Series may invest up to 35% of its net assets in foreign securities. The Phoenix-AIM Mid Cap Equity Series may invest up to 25% of its total assets in foreign securities. The Phoenix-MFS Investors Trust Series may invest up to 20% of its net assets in foreign securities. The Phoenix-Alliance/Bernstein Growth + Value Series may invest up to 15% of its total assets in foreign securities.

FOREIGN CURRENCY TRANSACTIONS
    For each series investing in foreign securities, the value of the assets of such series as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a series may incur costs in connection with conversions between various currencies. A series will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Unless the series already owns a security denominated in (or otherwise exposed to) the foreign currency in the same amount as the forward contract, at the time of the purchase of a forward foreign currency exchange contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the market value of the contract, minus the series' initial margin deposit with respect thereto, will be deposited in a segregated account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

    When a series enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may want to establish the United States dollar cost or proceeds. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, a series may be able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

    When the advisor or subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of a series' portfolio securities denominated in or exposed to such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

    It is impossible to forecast with precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a series to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the series is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the series is obligated to deliver.

    If the series retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the series engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the series' entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the series would realize gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the series would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The series will have to convert holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

INDEXED SECURITIES
    The series may purchase securities with principal and/or interest payments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The series may also purchase indexed deposits with similar characteristics. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. Certain indexed securities may expose the series to the risk of loss of all or a portion of the principal amount of its investment and/or the interest that might otherwise have been earned on the amount invested.

    The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government-sponsored entities.

    The Phoenix-MFS Investors Trust Series and Phoenix-MFS Investors Growth Stock Series do not invest in indexed securities.

INVERSE FLOATING RATE OBLIGATIONS
    The series may invest in so-called "inverse floating rate obligations" or "residual interest bonds" or other obligations or certificates relating thereto structured to have similar features. In creating such an obligation, a municipality issues a certain amount of debt and pays a fixed interest rate. Half of the debt is issued as variable rate short term obligations, the interest rate of which is reset at short intervals, typically 35 days. The other half of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. Under usual circumstances, the holder of the inverse floating rate obligation can generally purchase an equal principal amount of the short term obligation and link the two obligations in order to create long-term fixed rate bonds. Because the interest rate on the inverse floating rate obligation is determined by subtracting the short-term rate from a fixed amount, the interest rate will decrease as the short-term rate increases and will increase as the short-term rate decreases. The magnitude of increases and decreases in the market value of inverse floating rate obligations may be approximately twice as large as the comparable change in the market value of an equal principal amount of long-term bonds which bear interest at the rate paid by the issuer and have similar credit quality, redemption and maturity provisions.

    The Phoenix-MFS Value Series, Phoenix-MFS Investors Trust Series and Phoenix-MFS Investors Growth Stock Series do not invest in inverse floating rate obligations. The Phoenix-AIM Mid-Cap Equity Series does not currently intend to invest in inverse floating rate obligations.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
    Investments in other investment companies may include open-end investment companies, closed-end investment companies and unit investment trusts. These investments may include investments in exchange-traded funds. Under the Investment Company Act of 1940, a series may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. In some instances, a series may invest in an investment company in excess of these limits; for instance, when a series invests collateral it receives from loaning its portfolio securities.

    As the shareholder of another investment company, the series will bear its pro rata portion of the other investment company's expenses, including advisory fees. Such expenses are in addition to the expenses a series pays in connection with its own operations.

JUNK BONDS
    Junk bonds are noninvestment grade debt securities. The market prices of such lower-rated securities generally fluctuate in response to changes in interest rates and economic conditions more than those of higher-rated securities. Additionally, there is a greater possibility that an adverse change in the financial condition of an issuer, particularly a higher leveraged issuer, may affect its ability to make payments of income and principal and increase the expenses of the series seeking recovery from the issuer. Lower-rated securities may be thinly traded and less liquid than higher-rated securities and therefore harder to value and more susceptible to adverse publicity concerning the issuer.

    The Phoenix-MFS Investors Trust Series and Phoenix-MFS Investors Growth Stock Series do not invest in junk bonds.

    The Phoenix-MFS Value Series will not invest more than 20% of its assets in junk bonds.

LENDING OF PORTFOLIO SECURITIES
    Subject to certain investment restrictions, a series may, from time to time, lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities which will increase the current income of the series lending its securities. A series will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the series is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. A series may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.

    Even though securities lending usually does not impose market risks on the lending series, a series would be subject to risk of loss due to an increase in value if the borrower fails to return the borrowed securities for any reason (such as the borrower's insolvency). Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, a series could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held may not be liquidated, the result could be a material adverse impact on the liquidity of the lending series.

    Each of the Phoenix-MFS Investors Trust Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Value Series and Phoenix-Alliance/Bernstein Growth + Value Series will not lend portfolio securities with a value of more than 30% of its assets. The Phoenix-

AIM Mid-Cap Equity Series will not lend portfolio securities with a value of more than 33% of its assets.

LEVERAGE
    The series may, from time to time, increase their ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interests and investing the borrowed funds. The series will borrow only from banks, and only if immediately after such borrowing the value of the assets of the series (including the amount borrowed), less its liabilities (not including any borrowings) is at least 3 times the amount of funds borrowed for investment purposes. The series may borrow up to 25% of the net assets of such series, not including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such series' assets computed as provided above become less than 3 times the amount of the borrowings for investment purposes, the series, within 3 business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

    Interest on money borrowed will be an expense of those series with respect to which the borrowing has been made. Because such expense otherwise would not be incurred, the net investment income of such series is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

    Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing also must be made subject to an agreement by the lender that any recourse is limited to the assets of such series with respect to which the borrowing has been made.

    Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net assets value of such series shares to rise faster than otherwise would be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover its cost (including any interest paid on the monies borrowed) to such series, the net asset value of the series will decrease faster than otherwise would be the case.

    The Phoenix-MFS Value Series, Phoenix-MFS Investors Trust Series, Phoenix-MFS Investors Growth Stock Series and Phoenix-AIM Mid-Cap Equity Series do not participate in bank borrowings.

LOANS AND OTHER DIRECT INDEBTEDNESS
    The series may purchase loans and other direct indebtedness. In purchasing a loan, the series acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the series more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrowers obligation, or that the collateral can be liquidated.

    These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which the series would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which the series would purchase an assignment of a portion of a lenders interest in a loan either directly from the lender or through an intermediary. The series may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

    Certain of the loans and the other direct indebtedness acquired by the series may involve revolving credit facilities or other standby financing commitments which obligate the series to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring the series to increase its investment in a company at a time when the series might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the series is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments.

    The series' ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness which the series will purchase, the adviser will rely upon its own (and not the original lending institution's) credit analysis of the borrower. As the series may be required to rely upon another lending institution to collect and pass onto the series amounts payable with respect to the loan and to enforce the series' rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the series from receiving such amounts. In such cases, the series will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan for purposes of certain investment restrictions pertaining to the diversification of the series' portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the series.

    The Phoenix-MFS Investors Trust Series and Phoenix-MFS Investors Growth Stock Series do not purchase loans or other direct indebtedness.

MORTGAGE-BACKED SECURITIES
    Mortgage-backed securities include mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs"). CMOs are hybrid instruments with characteristics of both mortgage-backed and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (GNMA), for Federal National Mortgage Association. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. REMICs are similar to CMOs and are fixed pools of mortgages with multiple classes of interests held by investors.

    Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-throughs are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the series may be different than the quoted yield on the securities. Mortgage premiums generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities. In the event of an increase in interest rates which results in a decline in mortgage prepayments, the anticipated maturity of mortgage pass-through securities held by the series may increase, effectively changing a security which was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

    Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")); or guaranteed by agencies or instrumentalities of the U.S. Government (such as the Federal National Mortgage Association "FNMA") or the Federal Home Loan Mortgage Corporation, ("FHLMC") which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

    Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interests and principal payments owed on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

    The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration ("FHA") -- insured or Veterans Administration ("VA") -- guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

    Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

    FHLMC is also a government-sponsored corporation owned by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages (i.e., not federally insured or guaranteed) for FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

    Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The series may also buy mortgage-related securities without insurance or guarantees.

    A particular risk associated with pass-through securities involves the volatility of prices in response to changes in interest rates or prepayment risk. Prepayment rates are important because of their effect on the yield and price of securities. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgages' scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Although the pattern of repayments is estimated and reflected in the price paid for pass-through securities at the time of purchase, the actual prepayment behavior of mortgages cannot be known at that time. Therefore, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through securities. Prepayments that occur faster than estimated adversely affect yields for pass-throughs purchased at a premium (that is, a price in excess of principal amount) and may cause a loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. Furthermore, the proceeds from prepayments usually are reinvested at current market rates, which may be higher than, but usually are lower than, the rates earned on the original pass-through securities. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities or decline in value from declining interest rates because of risk of prepayment. Pass-through securities are forms of derivatives.

    The Phoenix-MFS Investors Trust Series does not invest in mortgage-backed securities.

MORTGAGE "DOLLAR-ROLL" TRANSACTIONS
    The series may enter into mortgage "dollar roll" transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the series foregoes principal and interest paid on the mortgage-backed securities. The series is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. The series may also be compensated by receipt of a commitment fee. If the income and capital gains from the series' investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the series compared with what the performance would have been without the use of the dollar rolls. Dollar roll transactions involve the risk that the market value of the securities the series is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the series sells securities becomes insolvent, the series' right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

OPTIONS
    Buying Call and Put Options. Each of the series may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities, securities indices and foreign currencies. Purchases of such options may be made for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The series may invest in call and put options whenever, in the opinion of the advisor or subadvisor, a hedging transaction is consistent with its investment objectives. The series may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or put option involves the risk that the series may lose the premium it paid plus transaction costs.

    The seller of an option receives a cash payment or premium at the time of sale which is retained by the seller whether or not the option is exercised. This premium represents consideration to the seller for undertaking the obligation under the option contract. In the case of call options, the premium compensates the seller for the loss of the opportunity to profit from any increase in the value of the security or the index. The premium to a seller of a put option compensates the seller for the risk assumed in connection with a decline in the value of the security or index.

    A call option on a security or a foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security or foreign currency at the exercise price at any time during the option period.

    A put option on equity or debt securities gives the holder the right to sell such a security at a specified price (the exercise price) for a stated period of time. Prior to the expiration of the option, the seller of the option has an obligation to buy the underlying security from the holder of the option at the original price specified regardless of the market price of the security at the time the option is exercised.

    Call and put options on stock market indexes operate the same way as call and put options on equity or debt securities except that they are settled in cash. In effect, the holder of a call option on a stock market index has the right to buy the value represented by the index at a specified price and for a stated period of time. Conversely, the holder of a put option on a stock market index has the right to sell the value represented by the index for a specified price and for a stated period of time. To be settled in cash means that if the option is exercised, the difference in the current value of the stock market index and the exercise value must be paid in cash. For example, if a call option was bought on the XYZ stock market index with an exercise price of $100 (assuming the current value of the index is 110 points, with each point equal to $1.00), the holder of the call option could exercise the option and receive $10 (110 points minus 100 points) from the seller of the option. If the index equals 90 points, the holder of the option receives nothing.

    A series may close an open call or put option position by selling a call option, in the case of an open call position, or a put option, in the case of an open put option, which is the same as the option being closed. The series will receive a premium for selling such an option. The premium received may be more than, equal to or less than the premium paid by the series when it bought the option which is being closed.

    The premium paid by the series for the purchase of a call or a put option and the expiration or closing sale transaction with respect to such options are treated in a manner analogous to that described above, except there is no liability created to the series. The premium paid for any such option is included in assets and marked to the market value on a current basis. If the options expire, the series will realize a short-term loss on the amount of the cost of the option. If a purchased put or call option is closed out by the series entering into a closing sale transaction, the series will realize a short-term gain or loss, depending upon whether the sale proceeds from the closing sale transaction are greater or less than the cost of the put or call option.

    Writing (Selling) Call and Put Options. Prior to the expiration of the option, the seller of a call option has an obligation to sell the underlying security to the holder of the option at the original price specified regardless of the market price of the security at the time the option is exercised. The seller of the call option receives a cash payment (premium) at the time of sale, which premium is retained by the seller whether or not the option is exercised. The premium represents consideration to the seller for undertaking the obligations under the option contract and thereby foregoing the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except insofar as the premium represents such a profit).

    Upon exercise by the purchaser, the writer of a call option has the obligation to sell the underlying security or foreign security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written.

    A put option on a security or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the options depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

    The series may write exchange-traded call options on their securities. Call options may be written on portfolio securities, securities indices and foreign currencies. The series may, with respect to securities and foreign currencies, write call and put options on an exchange or over the counter. Call options on portfolio securities will be covered since the series will own the underlying securities or other securities that are acceptable for escrow at all times during the option period. Call options on securities indices may be written to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Call options on foreign currencies and put options on securities and foreign currencies will be covered by securities acceptable for escrow.

    The series will write call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities or foreign currencies will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value.

    During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the series' ability to close out options it has written.

    During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for any appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to a portfolio's ability to close out options it has written.

    Writing Covered Call Options. The series may write (sell) covered call options on securities owned by them, including securities into which convertible securities are convertible, provided that such call options are listed on a national securities exchange.

    When a series writes a covered call option, an amount equal to the premium received by it is included in assets of the series offset by an equivalent liability. The amount of the liability is subsequently marked to reflect the current market value of the written option. Market value is the last sale price of the options on the New York Stock Exchange ("NYSE") or other market on which it is traded or, in absence of a sale, the mean between last bid and offer prices. If an option which the series has written either ends or the series enters into a closing purchase transaction, the series realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option concludes.

    Premium income earned with respect to a qualified covered call option which lapses or experiences gain or loss from such an option which is closed out (other than by exercise) generally will be short-term capital gain or loss. Further, gain or loss with respect to the exercise of such an option generally will be short-term or long-term depending upon the actual or deemed holding period of the underlying security. However, any loss realized from writing a "qualified covered call option" which has a strike price less than the applicable security price (defined in Section 1092(C)(4)(G) of the Code) will be treated as a long-term capital loss, if gain from the sale of the underlying security at the time the loss is realized would be long-term capital gain. Also, with respect to such options, the holding period of the underlying security will not include any period during which the Fund has an outstanding written option.

    Purchasing Warrants and Stock Rights. The Phoenix-MFS Investors Growth Stock Investments Series may not invest in warrants. Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security, rather than an option writer, and they generally have longer expiration dates than call options.

    Over-the-Counter ("OTC") Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker. This information is carefully monitored or caused to be monitored by the advisor or subadvisor and verified in appropriate cases.

    A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a series may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a series writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it otherwise might be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option also might find it difficult to terminate its position on a timely basis in the absence of a secondary market.

    The Fund understands the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are generally considered illiquid securities. Although the dealers with which a series will engage in OTC options transactions are generally agreeable to and capable of entering into closing transactions, the Fund has adopted procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the series.

    A series will engage in OTC options transactions only with dealers that meet certain credit and other criteria established by the Board of Trustees of the Fund. The Fund and the advisor believe that the approved dealers present minimal credit risks to the Fund and, therefore, should be able to enter into closing transactions if necessary.

    The series anticipate entering into agreements with dealers to which the series sell OTC options. Under these agreements a series would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow a series to repurchase a specific OTC option written by the series, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

    The Phoenix-MFS Investors Trust Series does not invest in options.

PIK BONDS
    PIK bonds are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The series will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the series' distribution obligations.

    The Phoenix-MFS Investors Growth Stock Series does not invest in PIK bonds. The Phoenix-AIM Mid-Cap Equity Series does not currently intend to invest in PIK bonds.

PRIVATE PLACEMENTS AND RULE 144A SECURITIES
    Each series may purchase securities which have been privately issued and are subject to legal restrictions on resale or which are issued to qualified institutional investors under special rules adopted by the SEC. Such securities may offer higher yields than comparable publicly-traded securities. Such securities ordinarily can be sold by the series in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act of 1933, as amended (the "1933 Act"). Public sales of such securities by a series may involve significant delays and expense. Private sales often require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales generally involve the time and expense of the preparation and processing of a registration statement under the 1933 Act (and the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions. In some instances, the series may have to bear certain costs of registration in order to sell such shares publicly. Except in the case of securities sold to qualifying institutional investors under special rules adopted by the SEC for which the subadvisor, under procedures adopted by the Trustees, determine the secondary market is illiquid, Rule 144A Securities will be considered illiquid. Trustees may determine the secondary market is liquid based upon the following factors which will be reviewed periodically as required pursuant to procedures adopted by the series: the number of dealers willing to purchase or sell the security; the frequency of trades; dealer undertakings to make a market in the security; and the nature of the security and its market. Investing in Rule 144A Securities could have the effect of increasing the level of these series' illiquid securities to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

    The Phoenix-AIM Mid-Cap Equity Series does not invest in private placements or Rule 144A Securities. Each of the other series may invest up to 15% of its net assets in illiquid securities.

PRIVATIZATIONS
    The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). Privatizations may offer opportunities for significant capital appreciation. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which a series may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

    The Phoenix-AIM Mid-Cap Equity Series does not currently intend to invest in privitizations.

REAL ESTATE INVESTMENT TRUSTS ("REITS")
    REITs pool investors' funds for investment primarily in income-producing commercial real estate or real estate related loans. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

    REITs generally can be classified as follows:

[diamonds]  Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

[diamonds]  Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.

[diamonds]  Hybrid REITs, which combine the characteristics of both equity REITs and mortgage REITs.

    Selecting REITs requires an evaluation of the merits of each type of asset a particular REIT owns, as well as regional and local economics. Due to the proliferation of REITs in recent years and the relative lack of sophistication of certain REIT managers, the quality of REIT assets has varied significantly.

    In addition to these risks, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally are not diversified. Equity and mortgage REITs also are subject to potential defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free status of income under the Code and failing to maintain exemption from the 1940 Act. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the series to possibly fail to qualify as a regulated investment company.

    REITs are like closed-end investment companies in that they are essentially holding companies which rely on professional managers to supervise their investments.

    Each of the Phoenix-AIM Mid-Cap Equity Series and Phoenix-Alliance/Bernstein Growth + Value Series will not invest more than 25% of its net assets in REITs.

REPURCHASE AGREEMENTS
    Repurchase Agreements are agreements by which a series purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. In fact, such a transaction is a loan of money to the seller of the securities.

    A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the accounts of the custodian of the Fund maintained in a central depository or book-entry system or by physical delivery of the securities to the Fund's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within 7 days.

    Even though repurchase transactions usually do not impose market risks on the purchasing series, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the series might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

    Repurchase agreements will be entered into with commercial banks, brokers and dealers considered by the Board of Trustees and the advisor or subadvisor, as applicable, acting at the Board's direction, to be creditworthy. In addition, the repurchase agreements are fully collateralized by the underlying instrument and are marked to market every business day. However, the use of repurchase agreements involves certain risks such as default by, or insolvency of, the other party to the transaction.

RESET OPTIONS
    In certain instances, the series may purchase or write options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by the series is paid at termination, the series assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where the series purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

    The Phoenix-MFS Investors Trust Series and Phoenix-MFS Investors Growth Stock Series do not invest in reset options.

    The Phoenix-AIM Mid-Cap Equity Series does not currently intend to invest in reset options

REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
A reverse repurchase agreement is a borrowing transaction in which the series transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. A series will segregate with a custodian liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks. A series may borrow through reverse repurchase agreements in connection with meeting requests for the redemption of a series shares. Transactions involving reverse repurchase agreements may increase fluctuations in the market value of a series' assets and may be viewed as a form of leverage. Reverse repurchase agreements involve the risk that the market value of the securities sold by a series may decline below the price at which the series is obligated to repurchase the securities.

    The Phoenix-MFS Value Series, Phoenix-MFS Investors Trust Series, and Phoenix-MFS Investors Growth Stock Series do not invest in reverse repurchase agreements.

SHORT SALES
    The series may seek to hedge investments or realize additional gains through short sales. The series may make short sales, which are transactions in which a series sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the series must borrow the security to make delivery to the buyer. The series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the series. Until the security is replaced, the series is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the series also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The series also will incur transaction costs in effecting short sales.

    The series will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the series replaces the borrowed security. The series will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the series may be required to pay in connection with a short sale.

    Whenever the series engages in short sales, it identifies liquid and unencumbered assets in an amount that, when combined with the amount of collateral deposited with the broker connection with the short sale, equals the current market value of the security sold short.

    The Phoenix-MFS Value Series, Phoenix-MFS Investors Trust Series, and Phoenix-MFS Investors Growth Stock Series do not invest in short sales.

    The Phoenix-AIM Mid-Cap Equity Series may not pledge as collateral more than 10% of its total assets for short sales at any one time.

SHORT SALES AGAINST THE BOX
    The series may make short sales "against the box," i.e., when a security identical to one owned by the series is borrowed and sold short. If the series enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. The series will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

    The Phoenix-MFS Value Series and Phoenix-MFS Investors Growth Stock Series do not invest in short sales against the box.

SPECULATIVE BONDS
    The series may invest in fixed income and convertible securities rated Baa by Moody's or BBB by S&P, Fitch or Duff & Phelps and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade securities.

    The Phoenix-MFS Investors Trust Series, Phoenix-MFS Investors Growth Stock Series and Phoenix-AIM Mid-Cap Equity Series do not invest in speculative bonds.

STRIPPED MORTGAGE BACKED SECURITIES
    Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan institutions, mortgage banks, commercial banks and investment banks. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "I0" class) while the other class will receive all of the principal (the principal-only or "P0" class). The yield to maturity on an I0 is extremely sensitive to the rate of principal payments, including prepayments on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the series may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet developed, although the securities are traded among institutional investors and investment banking firms.

    The Phoenix-MFS Investors Trust Series and Phoenix-MFS Investors Growth Stock Series do not invest in stripped mortgage-backed securities.

SWAP AGREEMENTS
    Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor," and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The series' obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The series' obligations under a swap agreement will be accrued daily (offset against any amounts owing to the series) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to avoid any potential leveraging of the series' holdings. The series will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the series' assets.

    Whether the series' use of swap agreements will be successful in furthering its investment objective will depend on an advisor's or subadvisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The advisor or subadvisor will cause the series to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the series' repurchase agreement guidelines. Certain restrictions imposed on the series by the Internal Revenue Code may limit a series' ability to use swap agreements. The swaps market is largely unregulated. Swaps agreements generally are exempt or excluded from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a series' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

    The Phoenix-MFS Investors Trust Series and Phoenix-MFS Investors Growth Stock Series do not invest in swap agreements.

TEMPORARY BORROWING
    The series may borrow money for temporary purposes (e.g., to meet redemption requests or settle outstanding purchases of portfolio securities).

TIME DEPOSITS
    Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which negotiable certificates are not received.

U.S. GOVERNMENT OBLIGATIONS
    Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of 1 to 7 years, and Treasury bonds generally have maturity of greater than 5 years.

    Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Banks for Cooperatives and the U.S. Postal Service. Securities issued or guaranteed by the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration and Small Business Administration are supported by the full faith and credit of the U.S. Treasury. Securities issued or guaranteed by Federal National Mortgage Association and Federal

Home Loan Banks are supported by the right of the issuer to borrow from the Treasury. Securities issued or guaranteed by the other agencies or instrumentalities listed above are supported only by the credit of the issuing agency.

    The Phoenix-MFS Investors Trust Series and Phoenix-MFS Investors Growth Stock Series do not invest in U.S. government obligations.

VARIABLE AND FLOATING RATE OBLIGATIONS
    Investments in variable or floating rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the series on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the series is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the series through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

    The Phoenix-AIM Mid-Cap Equity Series does not currently intend to invest in variable or floating rate securities.

WHEN-ISSUED SECURITIES
    The series may purchase securities on a when-issued basis. New issues of certain securities are offered on a when-issued basis, that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate, if any, that will be received on the securities are each fixed at the time the buyer enters into the commitment. The series will generally make a commitment to purchase such securities with the intention of actually acquiring the securities. However, the series may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. When the series purchases securities on a when-issued basis, cash or liquid securities equal in value to commitments for the when-issued securities will be deposited in a segregated account with the series' custodian bank. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

    Securities purchased on a when-issued basis are subject to changes in market value. Therefore, to the extent the series remains substantially fully invested at the same time that they have purchased securities on a when-issued basis, there will be greater fluctuations in the net asset values than if the series merely set aside cash to pay for when-issued securities. In addition, there will be a greater potential for the realization of capital gains. When the time comes to pay for when-issued securities, the series will meet its obligations from then available cash flow, the sales of securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). Lastly, investing in when-issued securities includes the risk that the securities may never be issued, in which event the series may incur expenses associated with unwinding such transactions.

"YIELD CURVE" OPTIONS
    The series may enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

    Yield curve options may be used for the same purposes as other options on securities. Specifically, the series may purchase or write such options for hedging purposes. For example, the series may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The series may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the adviser, the series will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by the series will be "covered". A call (or put) option is covered if the series holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the series' net liability under the two options. Therefore, the series' liability for such a covered option is generally limited to the difference between the amount of the series' liability under the option written by the series less the value of the option held by the series. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed.

    The Phoenix-MFS Investors Trust Series and Phoenix-MFS Investors Growth Stock Series do not invest in "yield curve" options. The Phoenix-AIM Mid-Cap Equity Series does not intend to invest in "yield curve" options.

ZERO AND DEFERRED COUPON DEBT SECURITIES
    The series may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity ("deferred coupon" obligations) or until maturity ("zero coupon" obligations). Because deferred and zero coupon bonds do not make interest payments for a certain period of time, they are purchased by the series at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, there is a risk that the value of the series' shares may decline more as a result of an increase in interest rates than would be the case if the series did not invest in deferred or zero coupon bonds.

    The Phoenix-MFS Investors Growth Stock Series does not invest in zero and deferred coupon debt securities.

INVESTMENT RESTRICTIONS
-------------------------------------------------------------------------------
    The Fund's fundamental policies as they affect any series cannot be changed without the approval of a vote of a majority of the outstanding shares of such series, which is the lesser of (i) 67% or more of the voting securities of such series present at a meeting if the holders of more than 50% of the outstanding voting securities of such series are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of such series. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon by any series if a majority of the outstanding voting securities of that series votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other series affected by such matter and
(2) that such matter has not been approved by a majority of the outstanding voting securities of the Fund. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or other circumstances will not be considered a deviation from this policy.

FUNDAMENTAL INVESTMENT RESTRICTIONS
    The following investment restrictions are fundamental policies of the five series described in this SAI and may not be changed except as described above.

    (1) A series may not, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the series' total assets, taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the series.

    (2) A series may not purchase securities, if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

    (3) A series may not issue senior securities in contravention of the 1940 Act. Activities permitted by Securities and Exchange Commission ("SEC") exemptive orders or staff interpretations shall not be deemed prohibited by this restriction.

    (4) A series may not borrow money, except (i) in amounts not to exceed one third of the value of the series' total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options, and (c) short-term credits extended in connection with trade clearances and settlement, shall not constitute borrowing.

    (5) A series may not underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a series may be deemed to be an underwriter under the applicable law.

    (6)  A series may not purchase or sell real estate, except that a series may
         (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
         (iii) invest in mortgage related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the series as a result of the ownership of securities.

    (7) A series may not make loans, except that a series may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

    (8) A series may not purchase or sell commodities or commodity contracts, except a series may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indices, interest rates, securities, currencies and physical commodities).

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
    The following non-fundamental investment restrictions applicable to the Phoenix-AIM Mid-Cap Equity Series may be changed without shareholder vote:

    (1)  The series will not invest more than 25% of its net assets in REITs.

    (2) The series will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the series' total assets.

    (3) The series will not purchase options if, at any time of the investment, the aggregate premiums paid for the options exceed 5% of the series' total assets.

    (4) To the extent that the series enters into futures contracts, options on futures contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the series, after taking into account unrealized profits and unrealized losses on contracts it has entered into. This does not limit the percentage of the series assets at risk to 5%.


MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------
    The business and affairs of the Fund are supervised by the Board of Trustees under the laws of The Commonwealth of Massachusetts and the Declaration of Trust. The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below.

NAME AND ADDRESS                     POSITION(S) WITH THE FUND    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------                     -------------------------    -------------------------------------------
Frank M. Ellmer                      Trustee                      Retired; previously Audit Partner at Ernst & Young, LLP from
427 Woodhaven Road                                                1978-1999.
Glastonbury, CT 06033
Birth date: 4/11/40

John A. Fabian                       Trustee                      Retired; previously Executive Vice President of Phoenix Home
497 Hensler Lane                                                  Life Mutual Insurance Company (1992-1994).
Oradell, NJ 07649
Birth date: 2/5/34

Roger A. Gelfenbien                  Trustee                      Retired; previously Managing Partner of Andersen Consulting
37 Stonegate Drive                                                (now Accenture) from 1989-1999.
Wethersfield, CT 06109
Birth date: 5/14/43

Eunice S. Groark                     Trustee                      Self-employed (1995-present); Columnist, Manchester
35 Saddle Ridge Drive                                             Connecticut Journal Inquirer (1995-2000); Visiting
Bloomfield, CT 06002                                              Professor, Wesleyan University (1997-1999).
Birth date: 2/1/38

Frank E. Grzelecki                   Trustee                      Retired; previously Managing Director, Saugatuck Associates,
312 Greenley Road                                                 Inc.(1999-2000); Vice Chairman, (1997-1998), President/Chief
New Canaan, CT 06840                                              Operating Officer (1992-1997), Handy & Harman.
Birth date: 6/19/37


NAME AND ADDRESS                     POSITION(S) WITH THE FUND    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------                     -------------------------    -------------------------------------------
John R. Mallin                       Trustee                      Partner/Attorney, Cummings & Lockwood (1996-present).
Cummings & Lockwood
Cityplace I
Hartford, CT 06103
Birth date: 7/28/50

Timothy P. Shriver                   Trustee                      President and Chief Executive Officer, Special Olympics,
Special Olympics, Inc.                                            Inc. (1996-present).
1325 G Street, N.W. #500
Washington, D.C. 20005
Birth date: 8/29/59

Simon Y. Tan*                        Trustee, President           Various positions, including Executive Vice President,
One American Row                                                  Phoenix Life Insurance Company (1982-present).  Director
Hartford, CT 06102                                                (1996-present) Phoenix-Aberdeen International Advisors,
Birth date: 2/17/52                                               LLC.  Director and President (1999-present) Phoenix Variable
                                                                  Advisors, Inc.

Dona D. Young*                       Trustee                      Various positions, including President and Chief Operating
One American Row                                                  Officer of Phoenix Life Insurance Company.  (1980-present)
Hartford, CT 06102
Birth date: 1/8/54

J. Roger Engemann                    Senior Vice President        President and Director Roger Engemann & Associates, Inc. since
600 North Rosemead Blvd                                           1969. President and Director, Pasadena Capital Corporation
Pasadena, CA 91107                                                (1988-present) and Roger Engemann Management Co., Inc.
Birth date: 10/07/40                                              (1985-present). Chairman, President and Trustee (1986-present)
                                                                  Phoenix-Engemann Funds; Managing Director (1998-2001) Phoenix
                                                                  Investment Counsel, Inc.; Senior Vice President (1998-present)
                                                                  Phoenix Series Fund; Senior Vice President (1998-2001) Phoenix
                                                                  Strategic Equity Series Fund.

Michael J. Gilotti                   Executive Vice President     Senior Vice President, Phoenix Life Insurance Company
One American Row                                                  (1999-present); Director (2000-present), Phoenix Variable
Hartford, CT 06102                                                Advisors, Inc.; Vice President Bank and Broker/Dealer
Birth date: 05/25/47                                              Markets, Aetna Retirement Services (1994-1999).

Michael E. Haylon                    Executive Vice President     Director and Executive Vice President, Investment, Phoenix
56 Prospect Street                                                Investment Partners, Ltd. (1995-present); Director (since
Hartford, CT 06115                                                1994) and President (since 1995), Phoenix Investment
Birth date: 12/18/57                                              Counsel, Inc.; Director (since 1995), Phoenix Equity
                                                                  Planning Corp.; President (since June 2000) PXP Securities
                                                                  Corp.; Executive Vice President (since 1996); Duff & Phelps
                                                                  Investment Management Co.; Executive Vice President (since
                                                                  1999) Phoenix/Zweig Advisors LLC and Euclid Advisors LLC.
                                                                  Director (1996 - present) Phoenix-Aberdeen International
                                                                  Advisors, LLC.; Executive Vice President, Phoenix Funds
                                                                  (1993-present); Phoenix-Aberdeen Series Fund (1996-present)
                                                                  and Phoenix-Seneca Funds (2000-present).  Executive Vice
                                                                  President (1997-present), Vice President (1996-1997),
                                                                  Phoenix-Duff & Phelps Institutional Mutual Funds.


NAME AND ADDRESS                     POSITION(S) WITH THE FUND    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------                     -------------------------    -------------------------------------------
Gail P. Seneca                       Senior Vice President        President and Chief Executive and Investment Officer, Seneca
909 Montgomery Street                                             Capital Management LLC (1996-present). Managing Director,
San Francisco, CA 94133                                           Equities, Phoenix Investment Counsel, Inc. (1998-present).
Birth date: 03/07/53                                              President and Trustee (1996-present), Phoenix-Seneca Funds.
                                                                  Managing General Partner and Chief Executive and Investment
                                                                  Officer, GMG/Seneca Capital Management LP (1989-present).
                                                                  Senior Vice President, Phoenix Multi-Portfolio Fund
                                                                  (1998-present), Phoenix Duff & Phelps Institutional Mutual
                                                                  Funds (1999-present) and Phoenix Strategic Equity Series
                                                                  Fund (1998-present). General Partner, Genesis Merchant
                                                                  Group LP (1990-1996). President, GenCap, Inc.
                                                                  (1994-present).

James D. Wehr                        Senior Vice President        Senior Vice President, Fixed Income (1998-present), Managing
56 Prospect Street                                                Director (1996-1998), Fixed Income, Vice President (1991-1996),
Hartford, CT 06115                                                Phoenix Investment Counsel, Inc. Senior Vice President
Birth date: 05/17/57                                              (1997-present), Vice President (1988-1997), Phoenix
                                                                  Multi-Portfolio Fund; Senior Vice President (1997-present), Vice
                                                                  President (1990-1997), Phoenix Series Fund; Senior Vice
                                                                  President (1997-present), Vice President (1993-1997)
                                                                  Phoenix-Goodwin California Tax Exempt Bond Fund and Senior Vice
                                                                  President (1997-present), Vice President (1996-1997), Phoenix
                                                                  Duff & Phelps Institutional Mutual Funds. Senior Vice President
                                                                  (1997-present), Phoenix-Goodwin Multi-Sector Fixed Income Fund,
                                                                  Phoenix-Goodwin Multi-Sector Short Term Bond Fund,
                                                                  Phoenix-Oakhurst Income & Growth Fund and Phoenix-Oakhurst
                                                                  Strategic Allocation Fund. Senior Vice President and Chief
                                                                  Investment Officer, Duff & Phelps Utilities Tax Free Income,
                                                                  Inc. (1997-present). Vice President (1996-present) Duff & Phelps
                                                                  Investment Manager Co.


Hugh Young                           Senior Vice President        Senior Vice President, Phoenix-Aberdeen Series Fund
Aberdeen Asset Managers LTD                                       (1996-present); Director, Phoenix-Aberdeen International
88A Circular Road                                                 Advisors, LLC (1996-present); Far East Investment Director,
Singapore 049439                                                  Aberdeen Asset Management Asia Limited (1988-present); Managing
Birth date: 05/21/58                                              Director, Aberdeen Asset Management Asia Limited (1992-present);
                                                                  Director, Abtrust Asian Smaller Companies Investment Trust plc
                                                                  (1995-present); Abtrust New Dawn Investment Trust plc
                                                                  (1989-present); Abtrust Emerging Asia Investment Trust Limited
                                                                  (1990-present); JF Philippine Fund Inc. and Apollo Tiger.


Nancy G. Curtiss                     Treasurer                    Treasurer, Phoenix funds (1994-present), Phoenix Duff &
56 Prospect Street                                                Phelps Institutional Mutual Funds (1996-present),
Hartford, CT  06115                                               Phoenix-Aberdeen Series Fund (1996-present) and
Birth date: 11/24/52                                              Phoenix-Seneca Funds (2000-present).  Vice President, Fund
                                                                  Accounting (1994-2000) and Treasurer (1996-2000), Phoenix
                                                                  Equity Planning Corporation.


Richard J. Wirth                     Vice President, Secretary    Counsel, Phoenix Life Insurance Company (1993-present).
One American Row                     and Counsel
Hartford, CT 06102
Birth date: 11/14/58

----------------
* Trustees identified with an asterisk are considered to be "interested persons" of the Fund within the meaning of the definition set forth in Section 2(a)(19) of the 1940 Act.

    None of the Trustees or officers directly own shares of the Fund. As of ___________, 2001, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of the Fund. The series described in this SAI have not yet been offered to the public and, therefore, are not directly or indirectly owned by any of the Trustees or officers.

    Eunice S. Groark, John R. Mallin and Frank M. Ellmer serve as members of the Executive Committee of the Board of Trustees. The Executive Committee is responsible for authorizing management of the Fund to file amendments to the Fund's registration statement to establish new series and to undertake any other task or responsibility that the Board of Trustees may, from time to time, assign to it.

COMPENSATION TABLE

    Trustee costs are allocated equally to each of the series of the Fund. Officers and employees of the advisor who are "interested persons" are compensated by the advisor and receive no compensation from the Fund. Trustees receive no compensation from any other fund in the complex. The Trustees received the following compensation from the fund for the year ended December 31, 2000:

                                                     AGGREGATE
                                                   COMPENSATION

    NAME                                             FROM FUND
    ----                                             ---------
    Frank M. Ellmer                                   $28,000
    John A. Fabian                                    $30,000
    Roger A. Gelfenbien                                $5,000
    Eunice S. Groark                                  $22,000
    Frank E. Grzelecki                                 $5,000
    John R. Mallin                                    $28,000
    Timothy P. Shriver                                $16,000
    Simon Y. Tan                                           $0
    Dona D. Young                                          $0

DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of each series, each of which represents an equal proportionate interest in that series. Each share upon liquidation entitles a shareholder to pro rata share in the net assets of that series. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios without shareholder approval. Share certificates representing the shares will not be issued.

VOTING

    Each share of each series entitles the shareholder of record to one vote. Where a matter pertains solely to one or more series, only the shareholders of such series will be entitled to vote. Under the Declaration of Trust and Massachusetts business trust law, the Fund is not required to hold annual shareholder meetings. It is not anticipated that the Fund will hold shareholder meetings unless required by law, although special meetings may be called for a specific series, or for the Fund as a whole, for the election or removal of a Trustee, changing a fundamental policy, or approving a new or amended advisory contract or portfolio management agreement. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding voting shares may remove a person serving as trustee either by written instrument or at a meeting held for that purpose. The Trustees are required to call a meeting for the purpose of considering the removal a person serving as a Trustee, if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from the variable contract owners and will vote the shares in the separate account in proportion to the voting instructions received. The Fund's shares do not have cumulative voting rights.

CONTROL PERSONS

    The shares of each series of the Fund described in this SAI will be owned by one or more of the separate accounts of the Phoenix family of insurance companies offering variable insurance and annuity products. As of the date of this SAI, all outstanding shares of each of these series are owned by Phoenix as an initial shareholder. The executive offices of the separate accounts and Phoenix are located at One American Row, P.O. Box 5056, Hartford, Connecticut 06102-5056.

THE INVESTMENT ADVISOR AND SUBADVISORS
-------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

    Phoenix Variable Advisors, Inc. ("PVA") is the investment advisor to all of the series of the Fund described in this SAI. The Fund has entered into an Investment Advisory Agreement ("Agreement") with PVA on behalf of these series. PVA began operations as an investment advisor in 1999, the same year it began serving as an investment advisor to the Fund. PVA, a wholly-owned subsidiary of Phoenix, was established to actively monitor and manage subadvisor performance of the Fund. As of December 31, 2000, PVA had $270.9 million in assets under management. PVA is located at One American Row, Hartford, Connecticut 06102-5056.

    The Agreement provides that PVA shall furnish continuously, at its own expense, an investment program for each of the series, subject at all times to the supervision of the Trustees. The Agreement also provides that all costs and expenses not specifically enumerated as payable by PVA shall be paid by the Fund. PVA has agreed to reimburse the Fund for certain operating expenses for the series. The Phoenix-AIM Mid Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, and Phoenix-MFS Value Series each pays a portion or all of its total operating expenses other than management fee, up to __% of its total average net assets.

    The Agreement also provides that PVA will reimburse the Fund for the amount, if any, by which the total operating expenses for any of the series (including PVA's compensation, but excluding taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses) for any fiscal year exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified.

    To the extent that any expenses are paid by the Fund, they will be paid by the series incurring them or, in the case of general expenses, may be charged among the series in relation to the benefits received by the shareholders, as determined by the financial agent under the supervision of the Board of Trustees. Such expenses shall include, but shall not be limited to, all expenses (other than those specifically referred to as being borne by PVA) incurred in the operation of the Fund and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees, expenses of Trustees' and shareholders' meetings including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, certain expenses of issue and sale of shares, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing and legal expenses. The Fund also will pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the SEC and the expense of preparing and mailing prospectuses and reports to shareholders.

    The Agreement provides that PVA shall not be liable to the Fund or to any shareholder of the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder of the Fund in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of PVA in the performance of its duties thereunder.

    The Agreement also provides that, as compensation for the services and facilities furnished to the series, PVA shall be compensated as a percentage of the average daily net assets of that series as follows:

  SERIES                                               RATE
  ------                                               ----
  Phoenix-AIM Mid Cap Equity Series..............      0.85%
  Phoenix-Alliance/Bernstein Growth + Value Series     0.85%
  Phoenix-MFS Investors Growth Stock Series......      0.75%
  Phoenix-MFS Investors Trust Series.............      0.75%
  Phoenix-MFS Value Series.......................      0.75%

    The Agreement remains in effect for two years following its initial effective date and continues in force from year to year for the series, provided that, with respect to each series, the Agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of that series (as that term is defined in the 1940 Act). In addition, and in either event, the terms of the Agreement and any renewal thereof must be approved by the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as that term is defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Fund or by PVA, on sixty (60) days written notice.

THE SUBADVISORS

    PVA employs subadvisors to furnish portfolio management services to the series, subject to Investment Subadvisory Agreements, the terms of which are discussed below.

A I M CAPITAL MANAGEMENT, INC.

    Pursuant to a subadvisory agreement between PVA and A I M Capital Management, Inc. ("AIM"), AIM is the subadvisor and furnishes portfolio management services to the Phoenix-AIM Mid Cap Equity Series. For the services provided, PVA pays a monthly fee to AIM based on an annual percentage of the average daily net assets of the series as follows:

SERIES                                               RATE
------                                               ----
Phoenix-AIM Mid Cap Equity Series................    0.50%

    AIM is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $171 billion in assets as of June 30, 2001. AIM's principal offices are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

ALLIANCE CAPITAL MANAGEMENT L.P.

    Pursuant to a subadvisory agreement between PVA and Alliance Capital Management L.P. ("Alliance"), Alliance is the subadvisor and furnishes portfolio management services to the Phoenix-Alliance/Bernstein Growth + Value Series. Alliance will manage the portion of the series' assets invested in value stocks through its Bernstein Investment Research and Management unit (the "Bernstein Unit"). For the services provided through December 31, 2002, PVA pays a monthly fee to Alliance based on an annual percentage of the average daily net assets of the series as follows:

SERIES                                               RATE
------                                               ----
Phoenix-Alliance/Bernstein Growth + Value Series..   0.50%

    After December 31, 2002, the monthly fee payable to Alliance will be based on an annual percentage of the average daily net assets of the series as indicated in the following table:

     RATE                 BREAKPOINT (ASSETS)
     ----                 -------------------
     0.90%                On first $20 million
     0.75%                On next $20 million
     0.60%                On next $20 million
     0.40%                On next $40 million
     0.30%                On excess

    Alliance is a leading international investment advisor supervising client accounts with assets as of June 30, 2001 totaling approximately $465 billion. The Bernstein Unit services the former investment research and management business of Sanford C. Bernstein & Co., Inc., a registered investment advisor and broker/dealer acquired by Alliance in October 2000 that managed value-oriented investment portfolios since 1967. Alliance is located at 1345 Avenue of the Americas, New York, New York 10105.

    As of June 30, 2001, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 29.9% of the outstanding units of limited partnership interest in Alliance ("Alliance Units"). Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner of both Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. in the form of units ("Alliance Holding Units"), and Alliance. As of June 30, 2001, AXA Financial, together with ACMC and certain of its other wholly-owned subsidiaries, beneficially owned approximately 2.1% of the outstanding Alliance Holding Units and 51.8% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company.

MFS INVESTMENT MANAGEMENT
    Pursuant to a subadvisory agreement between PVA and Massachusetts Financial Services Company, Inc., doing business as MFS Investment Management ("MFS"), MFS is the subadvisor and furnishes portfolio management services to the Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, and Phoenix-MFS Value Series. For the services provided, PVA pays a monthly fee to MFS based on an annual percentage of the combined average daily net assets of all three of the series as follows:

                           SERIES
                           ------
         Phoenix-MFS Investors Growth Stock Series
             Phoenix-MFS Investors Trust Series
                  Phoenix-MFS Value Series

          RATE                   BREAKPOINT (COMBINED ASSETS)

          0.375%                 On first $500 million
          0.35%                  On next $400 million
          0.325%                 On next $600 million
          0.25%                  On excess

    MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. Net assets under the management of the MFS organization were approximately $141 billion as of December 31, 2000. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116

    Massachusetts Financial Services Company, Inc. is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect, wholly-owned subsidiary of Sun Life Assurance Company of Canada.

CUSTODIAN
--------------------------------------------------------------------------------
    The securities and cash of the series are held by State Street Bank and Trust Company, located at 1 Heritage Drive, P2N, North Quincy, Massachusetts 02171 under the terms of a custodian agreement.

    The Fund permits the custodian to deposit some or all of its securities in central depository systems as allowed by Federal law. The use of foreign custodians and foreign central depositories has been authorized by the Board of Trustees of the Fund if certain conditions are met.

FOREIGN CUSTODIAN
-------------------------------------------------------------------------------
    The Fund may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Fund's foreign securities transactions. The use of a foreign custodian involves considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------
    The Fund's financial statements are audited by PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants for the Fund. The independent accountants also provide other accounting and tax-related services as requested by the Fund from time to time.

FINANCIAL AGENT
-------------------------------------------------------------------------------
    Under a Financial Agent Agreement, Phoenix Equity Planning Corporation ("PEPCO") acts as financial agent of the Fund and, as such, is responsible for certain administrative functions and the bookkeeping and pricing functions for the Fund. PEPCO is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. For its services as financial agent, PEPCO receives a fee based on the average of the aggregate daily net asset values of the Fund at the annual rate per each $1,000,000 of $600. PFPC, Inc. has been retained by PEPCO to perform certain administrative and pricing services for the Fund for which PEPCO pays PFPC Inc. a fee. While PEPCO has delegated certain responsibilities to PFPC Inc., PEPCO retains full responsibility for the performance of all duties of the financial agent.

CODE OF ETHICS
-------------------------------------------------------------------------------
    The Fund, PVA, and each of its subadvisors have adopted codes of ethics. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of PVA or the subadvisors who regularly have access to information about securities purchased for the Fund, to invest in securities for their own accounts. This could include securities that may be purchased by a series of the Fund. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the Fund.

BROKERAGE ALLOCATION
-------------------------------------------------------------------------------
    In effecting portfolio transactions for the Fund, PVA and the subadvisors adhere to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. PVA or the subadvisors may cause a series to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction, if PVA or the subadvisors determine in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the series or to PVA or the subadvisors are considered to be in addition to and not in lieu of services required to be performed by PVA or the subadvisors under their advisory contracts and research services may benefit both the series and other clients of PVA or the subadvisors. Conversely, research services provided by brokers to other clients of PVA or the subadvisors may benefit the series.

    If the securities in which a particular series of the Fund invests are traded primarily in the over-the-counter market, it is possible the series will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

    The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the series (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the advisors or subadvisors in determining the overall reasonableness of brokerage commissions paid by the Fund.

    It may frequently happen that the same security is held in the portfolio of more than one account managed by an advisor ("Managed Account"). Simultaneous transactions are inevitable when several Managed Accounts are managed by the same investment advisor or subadvisor, particularly when the same security is suited for the investment objectives of more than one Managed Account. When 2 or more series advised by PVA or the subadvisors are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated among the series in a manner equitable to each series. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a series is concerned. In other cases, however, it is believed that the ability of the series to participate in volume transactions will produce better executions for the series. It is the opinion of the Board of Trustees of the Fund that the desirability of utilizing PVA and the subadvisors as investment advisors of securities owned by the series outweighs the disadvantages that may be said to exist from simultaneous transactions.

    The Fund has adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, PVA or the subadvisor, as applicable, shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the series. No advisory account of PVA or the subadvisor, as applicable, is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of PVA or the subadvisor, as applicable, in that security on a given business day, with all transaction costs shared pro rata based on the series' participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the advisor's or subadvisor's, as applicable, accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the advisor or subadvisor, as applicable, whose orders are allocated receive fair and equitable treatment.

DETERMINATION OF NET ASSET VALUE
-------------------------------------------------------------------------------
    The net asset value per share of each series is determined as of the close of regular trading of the NYSE on days when the NYSE is open for trading. The NYSE will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Fund does not price securities on weekends or United States national holidays, the net asset value of a series' foreign assets may be significantly affected on days when the investor has no access to the Fund. The net asset value per share of a series is determined by adding the values of all securities and other assets of the series, subtracting liabilities and dividing by the total number of outstanding shares of the series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.

    A security that is listed or traded on more than one exchange is valued at the quotation on the NYSE determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any series which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a series has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

INVESTING IN THE FUND
-------------------------------------------------------------------------------
    Shares of the Fund are not available to the public directly. Although shares of the Fund are owned by the Accounts, contractowners and policyowners do have voting rights with respect to those shares, as described in the prospectus under "Shares of Beneficial Interest." You may invest in the Fund by buying a variable accumulation annuity contract or a variable universal life insurance policy from Phoenix, PHL Variable or PLAC and directing the allocation of the net purchase payment(s) to the subaccounts corresponding to the series of the Fund. Phoenix, PHL Variable and PLAC will, in turn, invest payments in shares of the Fund as the investor directs at net asset value next determined with no sales load.

SALES CHARGE AND SURRENDER CHARGES

    The Fund does not assess any sales charge, either when it sells or when it redeems securities. The sales charges which may be assessed under the contracts or policies are described in the contract prospectuses, as are other charges.

REDEMPTION OF SHARES
-------------------------------------------------------------------------------
    The Fund will redeem any shares presented by the shareholder accounts for redemption. The account's policies on when and whether to buy or redeem Fund shares are described in the contract prospectuses.

    At the discretion of the Trustees, the Fund may, to the extent consistent with state and federal law, make payment for shares of a particular series repurchased or redeemed in whole or in part in securities or other assets of such series taken at current values. Should payment be made in securities, the shareholder accounts may incur brokerage costs in converting such securities to cash.

    The right of redemption may be suspended or the payment date postponed for more than seven days only for any period during which trading on the NYSE is closed for other than customary weekend and holiday closings, or when trading on the NYSE is restricted, as determined by the SEC, for any period when an emergency (as defined by rules of the SEC) exists, or during any period when the SEC has, by order, permitted such suspension. In case of a suspension of the right of redemption, the shareholders may withdraw requests for redemption of shares prior to the next determination of net asset value after the suspension has been terminated or they will receive payment of the net asset value so determined.

    The shareholder accounts may receive more or less than was paid for the shares, depending on the net asset value of the shares at the time they are repurchased or redeemed.

TAXES
-------------------------------------------------------------------------------
    As stated in the prospectus, it will be the policy of the Fund and of each series to comply with those provisions of the Internal Revenue Code of 1986, as amended, ("Code") which relieve investment companies that distribute substantially all of their net income from federal income tax on the amounts distributed. The Fund also intends to comply with pertinent Code provisions in order to avoid imposition of any federal excise tax. Dividends derived from interest and distributions of any realized capital gains are taxable, under Subchapter M, to the Fund's shareholders, which in this case are the accounts.

    Federal income taxation of separate accounts, life insurance companies, and unit investment trusts are discussed in the contract prospectuses.

                                    APPENDIX

DESCRIPTION OF SECURITIES RATINGS

MOODY'S INVESTORS SERVICE, INC.

    CORPORATE AND MUNICIPAL BOND RATINGS AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

    A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct noncallable United States government obligations or noncallable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.

    Moody's assigns conditional ratings to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operating experience; (c) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.(Baa).

MUNICIPAL SHORT-TERM LOAN RATINGS

    MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

    MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

    MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

    SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.


CORPORATE SHORT-TERM DEBT RATINGS

    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.

    Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

    PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME 3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

INVESTMENT GRADE

    AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA: Debt rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A: Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

SPECULATIVE GRADE

    Debt rated BB, B, CCC, CC, and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

    BB: Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B: Debt rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC: Debt rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

    C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or a similar action has been taken, but debt service payments are continued.

    D: Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition, or the taking of similar action, if debt service payments are jeopardized.

    PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

SHORT-TERM RATING DEFINITIONS

    A-1: A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

    A-3: A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    B: A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    C: A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

    D: A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. of a similar action if payments on an obligation are jeopardized. of a similar action if payments on an obligation are jeopardized. of a similar action if payments on an obligation are jeopardized.

                                     PART C

                          THE PHOENIX EDGE SERIES FUND

                            PART C--OTHER INFORMATION

ITEM 23.  EXHIBITS
(a) Articles of Incorporation.
    1. Declaration of Trust of the Registrant dated February 18, 1986, filed with the Registration Statement on Form N-1A on April 18, 1986 and filed via Edgar with Post-Effective Amendment No. 18 on June 20, 1996.
    2. Amendment to Declaration of Trust, establishing the International Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.
    3. Amendment to Declaration of Trust, conforming the Fund's borrowing restrictions to California Department's Borrowing Guidelines, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.
    4. Amendment to Declaration of Trust, establishing the Balanced Series, filed with Post-Effective Amendment No. 8 on April 28, 1992 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.
    5. Amendment to Declaration of Trust, establishing the Real Estate Securities Series, filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.
    6. Amendment to Declaration of Trust, establishing the Strategic Theme Series, filed via Edgar with Post-Effective Amendment No. 16 on January 29, 1996.
    7. Amendment to Declaration of Trust, changing the name of the Series currently designated "Bond Series" to the "Multi-Sector Fixed Income Series," filed via Edgar with Post-Effective Amendment No. 17 on April 17, 1996.
    8. Amendment to Declaration of Trust, establishing the Aberdeen New Asia Series, filed via Edgar with Post-Effective Amendment No. 19 on September 3, 1996.
    9. Amendment to Declaration of Trust, establishing the Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 22 on July 15, 1997.
    10. Amendment to Declaration of Trust, establishing five new Series filed via Edgar with Post-Effective Amendment No. 25 on April 29, 1998.
    11. Amendment to Declaration of Trust, establishing the Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government Bond, Phoenix-Janus Equity Income, Flexible Income and Growth and Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.
    12. Amendment to Declaration of Trust, changing names of 4 Series to the Phoenix-Engemann Capital Growth, Phoenix-Seneca Strategic Theme, Phoenix-Oakhurst Balanced, Phoenix-Oakhurst Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.
    13. Amendment to Declaration of Trust, establishing the Phoenix-Bankers Trust Nasdaq-100 Index(R) and Phoenix-Engemann Small & Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.
    14. Amendment to Declaration of Trust, establishing the Phoenix-Sanford Bernstein Global Value and Phoenix-Sanford Bernstein Small-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.
    15. Amendment to Declaration of Trust, changing the name of 1 Series to the Phoenix-Sanford Bernstein Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.
    16. Form of Amendment to Declaration of Trust establishing the Phoenix-AIM Mid-Cap Equity, Phoenix-Alliance/Bernstein Growth + Value, Phoenix-MFS Investors Growth Stock, Phoenix-MFS Investors Trust and Phoenix-MFS Value Series.

(b) Not applicable.

(c) Not applicable.

(d) Investment Advisory Contracts.
    1.  Investment Advisory Agreements.
        1 Form of Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. covering the Balanced, Bond, Growth, Money Market, Total Return and International Series, filed with Post-Effective Amendment No. 11 on May 2, 1994 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.

        2 Investment Advisory Agreement between Registrant and Phoenix Realty Securities, Inc. covering the Phoenix Real Estate Securities Series, dated February 28, 1995 and assigned March 2, 1998 to Duff & Phelps Investment Management Co., filed with Post-Effective Amendment No. 13, on April 28, 1995 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.
        3 Form of Investment Advisory Agreement between Registrant and Phoenix-Aberdeen International Advisors, LLC, covering the Aberdeen New Asia Series, filed via Edgar with Post-Effective Amendment No. 18 on June 20, 1996.
        4 Form of Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc., covering the Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 22 on July 15, 1997.
        5 Form of Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc., covering the Engemann Nifty Fifty, Seneca Mid-Cap Growth, Phoenix Income and Growth, Phoenix Value Equity and Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 24 on February 24, 1998.
        6 Form of Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., covering the Phoenix-Bankers Trust Dow 30 Series, the Phoenix-Federated U.S. Government Bond Series, the Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth Series, the Phoenix-Morgan Stanley Focus Equity Series, the Phoenix Research Enhanced Index Series, and the Phoenix-Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 30 on April 28, 2000.
        7 Form of Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc., covering the Phoenix-Engemann Small & Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment 31 on June 9, 2000.
        8 Form of Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., covering the Phoenix-Bankers Trust Nasdaq-100 Index(R) Series, filed via Edgar with Post-Effective Amendment 31 on June 9, 2000.
        9 Form of Investment Advisory Agreement between Registrant and Phoenix-Variable Advisors, Inc., covering the Phoenix-Sanford Bernstein Global Value and Phoenix-Sanford Bernstein Small-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.
        10 Form of Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., covering the Phoenix-AIM Mid-Cap Equity, Phoenix-Alliance/Bernstein Growth + Value, Phoenix-MFS Investors Growth Stock, Phoenix-MFS Investors Trust, and Phoenix-MFS Value Series.

     2.  Subadvisory Agreements.
        1 Form of Subadvisory Agreement between The Phoenix Edge Series Fund and Aberdeen Fund Managers, Inc. covering Aberdeen New Asia Series filed via Edgar with Post-Effective Amendment No. 19 on September 3, 1996.
        2 Form of Subadvisory Agreement between The Phoenix Edge Series Fund and Phoenix Investment Counsel, Inc. covering Aberdeen New Asia Series filed via Edgar with Post-Effective Amendment No. 19 on September 3, 1996.
        3 Form Index Series, filed via Edgar with Post-Effective Amendment No. 22 on July 15, 1997.
        4 Form of Subadvisory Agreement among the Registrant, Phoenix Realty Securities, Inc. and Duff & Phelps Investment Management Co., covering the Phoenix Real Estate Securities Series, filed via Edgar with Post-Effective Amendment No. 23 on December 12, 1997.
        5 Form of Investment Subadvisory Agreement among the Registrant, Phoenix Investment Counsel, Inc. and Roger Engemann & Associates, Seneca Capital Management, LLC and Schafer Capital Management, Inc., filed via Edgar with Post-Effective Amendment No. 24 on February 24, 1998.
        6 Form of Investment Subadvisory Agreement among Registrant, Phoenix Variable Advisors, Inc., covering the Phoenix-Bankers Trust Dow 30 Series, filed via Edgar with Post-Effective Amendment No. 29 on December 17, 1999.
        7 Form of Investment Subadvisory Agreement among Registrant, Phoenix Variable Advisors, Inc. and Federated Investment Management Company, covering the Phoenix-Federated U.S. Government Bond Series, filed via Edgar with Post-Effective Amendment No. 29 on December 17, 1999.
        8 Form of Investment Subadvisory Agreement among Registrant, Phoenix Variable Advisors, Inc. and Janus Capital Corporation, covering the Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income Phoenix Janus Growth Series, filed via Edgar with Post-Effective Amendment No. 29 on December 17, 1999.

        9 Form of Investment Subadvisory Agreement among Registrant, Phoenix Variable Advisors, Inc. and Morgan Stanley Investment Management, Inc., covering the Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 29 on December 17, 1999.
        10 Form of Investment Subadvisory Agreement among Registrant, Phoenix Variable Advisors, Inc. and J.P. Morgan Investment Management, Inc., covering the Phoenix Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 29 on December 17, 1999.
        11 Form of Investment Subadvisory Agreement among Registrant, Phoenix Variable Advisors, Inc. and Schafer Capital Management, Inc., covering the Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 29 on December 17, 1999.
        12 Form of Investment Subadvisory Agreement between Registrant, Phoenix Investment Counsel, Inc., and Roger Engemann & Associates, Inc., covering the Phoenix-Engemann Small & Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment 31 on June 9, 2000.
        13 Form of Investment Subadvisory Agreement between Registrant, Phoenix Variable Advisors, Inc. and Bankers Trust Company, covering the Phoenix-Bankers Trust Nasdaq-100 Index(R) Series, filed via Edgar with Post-Effective Amendment 31 on June 9, 2000.
        14 Form of Investment Subadvisory Agreement between Registrant, Phoenix Variable Advisors, Inc. and Alliance Capital Management L.P., covering the Phoenix-Sanford Bernstein Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.
        15 Form of Investment Subadvisory Agreements between Registrant, Phoenix Variable Advisors, Inc. and Alliance Capital Management L.P. covering the Phoenix-Sanford Bernstein Global Value and Phoenix-Sanford Bernstein Small-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.
        16 Form of Investment Subadvisory Agreement between Phoenix Variable Advisors, Inc. and AIM Capital Management, Inc., covering the Phoenix-AIM Mid-Cap Equity Series.
        17 Form of Investment Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Alliance Capital Management L.P. covering the Phoenix-Alliance/Bernstein Growth + Value Series.
        18 Form of Investment Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Massachusetts Financial Services, Inc. covering the Phoenix-MFS Investors Growth Stock, Phoenix-MFS Investors Trust, and Phoenix-MFS Value Series.

(e) Not applicable.

(f) Not applicable.

(g) Custodian Agreements
        1. Form of Custodian Agreement between Registrant and The Chase Manhattan Bank, NA covering the International Series, filed with Post-Effective Amendment No. 4 on March 13, 1990 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.
        2. Form of Amendment to Custodian Agreement covering International, Money Market, Growth, Multi-Sector Fixed Income, Strategic Income and Balanced Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.
        3. Custodian Agreement between Registrant and Brown Brothers Harriman & Co. covering the International and Asia Series, filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.
        4. Form of Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 1, 1997 covering the Real Estate Securities and Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 23 on December 12, 1997.

(h) Other Material Contracts.
    1. Form of Transfer Agency Agreement, filed with original Registration Statement on Form N-1A on April 18, 1986 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.
    2. Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated December 11, 1996 filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.
    3. First Amendment to Financial Agent Agreement effective February 27, 1998 filed via Edgar with Post-Effective Amendment No. 25 on April 29, 1998.

(i) Legal Opinion.
    1. Opinion and Consent of Counsel covering shares of the International, Multi-Sector Fixed Income, Growth, Money Market, Balanced and Strategic Allocation Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.
    2. Opinion and Consent of Counsel covering shares of the Real Estate Securities Series, filed with Post-Effective Amendment No. 13 on April 28, 1995 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.
    3. Opinion and Consent of Counsel covering shares of the Strategic Theme Series, filed via Edgar with Post-Effective Amendment No. 16 on January 29, 1996.
    4. Opinion and Consent of Counsel covering shares of the Aberdeen New Asia Series, filed via Edgar with Post-Effective Amendment No. 19 on September 3, 1996.
    5. Opinion and Consent of Counsel covering shares of the Research Enhanced Index Series filed via Edgar with Post-Effective Amendment No. 22 on July 15, 1997.
    6. Opinion and Consent of Counsel covering shares of the Engemann Nifty Fifty, Seneca Mid-Cap Growth, Phoenix Growth & Income, Phoenix Value Equity and Schafer Mid-Cap Value Series filed via Edgar with Post-Effective Amendment No. 24 on February 24, 1998.
    7. Opinion and Consent of Counsel covering shares of the Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government Bond, Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth and Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 29 on December 17, 1999.
    8. Opinion and Consent of Counsel covering shares of the Phoenix-Engemann Small & Mid-Cap Growth and Phoenix-Bankers Trust Nasdaq-100 Index(R) Series, filed via Edgar with Post-Effective Amendment No. 33 on August 9, 2000.
    9. Opinion and Consent of Counsel covering shares of the (Phoenix-Sanford Bernstein Mid-Cap Value (formerly, Phoenix-Schafer Mid-Cap Value), Phoenix-Sanford Bernstein Global and Phoenix-Sanford Bernstein Small-Cap Series, filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.
    10. Form of Opinion and Consent covering shares of the Phoenix-AIM Mid-Cap Equity, Phoenix-Alliance/Bernstein Growth + Value, Phoenix-MFS Investors Growth Stock, Phoenix-MFS Investors Trust, and Phoenix-MFS Value
        Series.

(j) Not applicable.

(k) Not applicable.

(l) Not applicable.

(m) Not applicable.

(n) Not applicable.

(o) Code of Ethics.
    1. Aberdeen Fund Managers, Inc., filed via Edgar with Post-Effective Amendment No. 37 on April 30, 2001.
    2. Alliance Capital Management L.P., filed via Edgar with Post-Effective Amendment No. 37 on April 30, 2001.
    3. Deutsche Asset Management, Inc., filed via Edgar with Post-Effective Amendment No. 37 on April 30, 2001.
    4. Federated Investment Management Company, filed via Edgar with Post-Effective Amendment No. 37 on April 30, 2001.
    5. J.P. Morgan Investment Management, Inc., filed via Edgar with Post-Effective Amendment No. 37 on April 30, 2001.
    6.  Janus Capital Corporation, filed via Edgar with Post-Effective
        Amendment No. 37 on April 30, 2001.
    7. Morgan Stanley Asset Management, filed via Edgar with Post-Effective Amendment No. 37 on April 30, 2001.
    8. The Phoenix Edge Series Fund, Phoenix Variable Advisors, Inc. and Phoenix-Aberdeen International Advisors, LLC, filed via Edgar with Post-Effective Amendment No. 37 on April 30, 2001.
    9. Form of Phoenix Investment Counsel, Inc., Roger Engemann & Associates, Inc., Seneca Capital Management, LLC and Duff & Phelps Investment Management Company, filed via Edgar with Post-Effective
        Amendment No. 37 on April 30, 2001.
    10. A I M Capital Management, inc., filed via Edgar with Post-Effective Amendment No. 49 on April 24, 2001 to the Registration Statement for AIM Growth Series (File Nos. 2-87526 and 811-2699), which is incorporated by reference herein.

    11. Massachusetts Financial Services Company, Inc., filed via Edgar with Post-Effective Amendment No. 40 on August 28, 2000 to the Registration Statement for MFS Series Trust IX (File Nos. 2-50409 and 811-2464), which is incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    The following diagram illustrates the Registrant's place in the organizational structure:




[Graphic Omitted]

 ITEM 25. INDEMNIFICATION

   The Declaration of Trust provides that the Fund shall indemnify each of its Trustees and officers against liabilities arising by reason of being or having been a Trustee or officer, except for matters as to which such Trustee or officer shall have been finally adjudicated not to have acted in good faith and except for liabilities arising by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of duties.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR

   See the Prospectuses and Statements of Additional Information for information regarding the business of the advisors and subadvisors.

   Information as to the directors and officers of the advisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the advisors in the last two years, is included in their respective applications for registration as investment advisors on Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference, as follows: Phoenix Investment Counsel, Inc., File No. 801-5995; Phoenix-Aberdeen International Advisors, LLC, File No. 801-52167; Duff & Phelps Investment Management Co., File No. 801-14813; and Phoenix Variable Advisors, Inc., File No. 801-56484.

    Information as to the directors and officers of the subadvisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the subadvisors in the last two years, is included in their respective applications for registration as investment advisors on Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference, as follows: Aberdeen Fund Managers, Inc., File No. 801-49966; Roger Engemann & Associates, File No. 801-11586; Seneca Capital Management, LLC, File No. 801-51559; Deutsche Asset Management, Inc., File No. 801-27291; Federated Investment Management Company, File No. 801-34612; J.P. Morgan Investment Management, Inc., File No. 801-21011; Janus Capital Corporation, File No. 801-13991; Morgan Stanley Asset Management, File No. 801-15757; Alliance Capital Management L.P., File No. 801-56720; AIM Capital Management, Inc., File No. 801-15211; and Massachusetts Financial Services, Inc., File No. 801-17352.

ITEM 27. PRINCIPAL UNDERWRITERS
           Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of the Registrant, 100 Bright Meadow Blvd., Enfield, CT 06082; at the offices of Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, Connecticut 06115-0480; at the offices of Phoenix-Aberdeen International Advisors, LLC, One American Row, Hartford, Connecticut 06102-5056; at the offices of Duff & Phelps Investment Management Co., 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603; at the offices of Phoenix Variable Advisors, Inc., One American Row, Hartford, Connecticut 06102-5056; at the offices of Aberdeen Fund Managers, Inc., 300 S.E. 2nd Street, Suite 820, Fort Lauderdale, Florida 33301; at the offices of Roger Engemann & Associates, 600 North Rosemead Boulevard, Pasadena, California 91107-2138; at the offices of Seneca Capital Management, LLC, 909 Montgomery Street, Suite 500, San Francisco, California 94133; at the offices of Deutsche Asset Management, Inc., 130 Liberty Street, New York, New York 10006; at the offices of Federated Investment Management Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779; at the offices of J.P. Morgan Investment Management, Inc., 522 Fifth Avenue, New York, New York 10036; at the offices of Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206; at the offices of Morgan Stanley Asset Management, 1221 Avenue of the Americas, New York, New York 10020; at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105; at the offices of A I M Capital Management, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas, 77046; at the offices of Massachusetts Financial Services Company, Inc., 500 Boylston Street,

Boston, Massachusetts 02116; at the offices of Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200; and at the offices of PFPC, Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809. Records relating to the duties of the custodian for the Registrant are maintained by The Chase Manhattan Bank, N.A., 1 Chase Manhattan Plaza, Floor 3B, New York, New York 10081; Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109; and State Street Bank and Trust Company, 1 Heritage Drive, P2N, North Quincy, Massachusetts 02171.

ITEM 29. MANAGEMENT SERVICES

         All management-related service contracts are discussed in Part A or B of this Registration Statement.

ITEM 30. UNDERTAKINGS
         Not applicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford and the State of Connecticut on the 13th day of August 2001.


                                           THE PHOENIX EDGE SERIES FUND
Attest:      /s/ Richard J. Wirth          By:   /s/ Simon Y. Tan
             --------------------                ----------------
               Richard J. Wirth                      Simon Y. Tan
                  Secretary                            President



    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on this 13th day of August 2001.


          SIGNATURE                  TITLE
          ---------                  -----

    /s/ Nancy G. Curtiss             Treasurer
--------------------------------
      Nancy G. Curtiss              (Principal Financial and Accounting Officer)

                                    Trustee
--------------------------------
      Frank M. Ellmer*

                                    Trustee
--------------------------------
       John Fabian*

                                    Trustee
--------------------------------
    Roger A. Gelfenbien*

                                    Trustee
--------------------------------
      Eunice S. Groark*

                                    Trustee
--------------------------------
     Frank E. Grzelecki*

                                    Trustee
--------------------------------
       John R. Mallin*

                                    Trustee
--------------------------------
     Timothy P. Shriver*

      /s/ Simon Y. Tan              Trustee and President
--------------------------------
          Simon Y. Tan              (Principal Executive Officer)

      /s/ Dona D. Young             Trustee
--------------------------------
          Dona D. Young


  By:  /s/ Simon Y. Tan
------------------------------
      *Simon Y. Tan, pursuant to powers of attorney filed via Edgar with Post-
       Effective Amendment No. 37 on April 30, 2001 and incorporated by reference herein.


                                      S-1